Filed with the Securities and Exchange Commission on
                     September 15, 1997

                                              File No.   33-48940
                                                File No. 811-6722

             SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC 20549

                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.      8
                                       -

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.    8                               x
	                  -
     (Check appropriate box or boxes.)

                     The HomeState Group
					 -------------------
      (Exact Name of Registrant as Specified in Charter)

     1857 William Penn Way, Suite 203, Lancaster, PA   17605
     ------------------------------------------------  -----
          (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (717) 396-7864
                                                      -------------
                        Scott L. Rehr
       1857 William Penn Way, Suite 203, Lancaster, PA
	   -----------------------------------------------
           (Name and Address of Agent for Service)

     Approximate Date of Proposed Public Offering: Upon effective date of
                                                   ----------------------
	 this registration statement
     ---------------------------
It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b) on_______pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(1)
         on_______pursuant to paragraph (a)(1)
      x 75 days after filing pursuant to paragraph (a)(2) on_______pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     o This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         CALCULATION OF REGISTRATION FEE UNDER THE
SECURITIES ACT OF 1933:

An indefinite number of securities is being registered under the Securities Act of 1933 pursuant to Rule 24f-2 thereunder.

                           CROSS-REFERENCE SHEET
                          Pursuant to Rule 481(a)

                            The HomeState Group
                    HomeState Pennsylvania Growth Fund
                    HomeState Select Opportunities Fund

                        Items Required By Form N-1A

                           PART A - PROSPECTUS*
Form N-1A
Item Number                                 Location in Prospectus
-----------                                 ----------------------
  1.          Cover Page                    Cover Page

  2.          Synopsis                      Fund Expenses; Prospectus Summary;
                                            Risk Factors
  3.          Condensed Financial           Financial Highlights**; Performance
              Information                   Calculations

  4.          General Description of        Prospectus Summary; Risk Factors;
              Registrant                    Investment Objective;
                                            Investment Policies; Other
                                            Investment Policies;
                                            Investment Limitation

  5.          Management of the Fund        Prospectus Summary; Investment
                                            Adviser; Administrative
                                            Services; Portfolio Transactions

  5A.         Management's Discussion of    To be provided in
              Fund Performance              Registrant's Annual Report to
                                            Shareholders

  6.          Capital Stock and other       Purchase of Shares; Dividends,
              Securities                    Capital Gains Distributions and
			                                Taxes; General Information

  7.          Purchase of Securities        Purchase of Shares; Distributor;
              Being Offered  Purchase of    Shareholder Services;
                                            Valuation of Shares

  8.          Redemption or Repurchase      Redemption of Shares; Distributor;
                                            Shareholder Services

  9.          Legal Proceedings             Not Applicable


* PREVIOUSLY FILED WITH THE REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 6 TO THIS REGISTRATION STATEMENT (FILED ON FEBRUARY 7, 1997) AND INCORPORATED HEREIN BY REFERENCE.

** PREVIOUSLY FILED WITH THE REGISTRANT'S POST EFFECTIVE AMENDMENT NO. 7 TO THIS REGISTRATION STATEMENT (FILED ON AUGUST 18, 1997) AND INCORPORATED HEREIN BY REFERENCE.

                           CROSS-REFERENCE SHEET
                          Pursuant to Rule 481(a)

                            The HomeState Group
                     HomeState Year 2000 ("Y2K") Fund

                        Items Required By Form N-1A

                            PART A - PROSPECTUS
Form N-1A
Item Number                                            Location in Prospectus
------------                                           ----------------------

  1.           Cover Page                     Cover Page

  2.           Synopsis                      The Y2K Fund Expense Summary;
                                             Risk Factors

  3.           Condensed Financial           Not Applicable
               Information

  4.           General Description of        Investment Objectives and
               Registrant                    Policies; Risk
                                             Factors; Investment Objective,
                                             Policies and Risks; Investment
                                             Policies and Techniques;
                                             Investment Restrictions

  5.          Management of the Fund         Management of the Fund; The
                                             Investment Adviser;
                                             Administrator, Accounting and
                                             Transfer Agent; Portfolio
                                             Transactions

  5A.         Management's Discussion of     To be provided in
              Fund Performance               Registrant's Annual Report to
                                             Shareholders

  6.          Capital Stock and other        How to purchase Shares;
              Securities                     Purchasing Shares;
                                             Dividends, Distributions and
                                             Taxes; General Information

  7.          Purchase of Securities         Purchasing Shares; Distributor;
              Being Offered                  Shareholder Services; Valuing
                                             the Fund's Shares

  8.          Redemption or Repurchase       How to Redeem Shares of the
                                             Fund; General Redemption
                                             Information

  9.          Legal Proceedings              Not Applicable

                           CROSS-REFERENCE SHEET
                          Pursuant to Rule 481(a)

                            The HomeState Group
                    HomeState Pennsylvania Growth Fund
                    HomeState Select Opportunities Fund

                        Items Required By Form N-1A

               PART B - STATEMENT OF ADDITIONAL INFORMATION*

Form N-1A                                         Location in Statement
Item Number                                       of Additional Information
-----------                                       -------------------------
  10.         Cover Page                          Cover Page

  11.         Table of Contents                   Cover Page; Table of Contents

  12.         General Information and History     General Information

  13.         Investment Objectives and Policies  Investment Objectives and
                                                  Policies; Investment
												  Limitations

  14.         Management of the Registrant        Management of the Fund;
                                                  Investment Adviser

  15.         Control Persons and Principal       Management of the Fund
              Holders of Securities

  16.         Investment Advisory and Other       Investment Adviser
              Services

  17.         Brokerage Allocation                Portfolio Transactions

  18.         Capital Stock and Other Securities  General Information

  19.         Purchase, Redemption and Pricing    Purchase of Shares;
              Securities Being Offered            Redemption of Shares;
			                                      Shareholder Services

  20.         Tax Status                          General Information

  21.         Underwriters                        Management of the Fund

  22.         Calculation of Performance Data     Performance Calculations

  23.         Financial Statements                Financial Statements**


  *PREVIOUSLY FILED WITH THE REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 6
TO THIS REGISTRATION STATEMENT (FILED ON FEBRUARY 7, 1997) AND INCORPORATED HEREIN BY REFERENCE.

** PREVIOUSLY FILED WITH THE REGISTRANT'S POST EFFECTIVE AMENDMENT NO. 7 TO THIS REGISTRATION STATEMENT (FILED ON AUGUST 18, 1997) AND INCORPORATED HEREIN BY REFERENCE.

                         CROSS-REFERENCE SHEET
                          Pursuant to Rule 481(a)

                            The HomeState Group
                     HomeState Year 2000 ("Y2K") Fund

                        Items Required By Form N-1A

               PART B - STATEMENT OF ADDITIONAL INFORMATION

Form N-1A                                         Location in Statement
Item Number                                       of Additional Information
------------                                      -------------------------
  10.         Cover Page                         Cover Page

  11.         Table of Contents                  Cover Page; Table of Contents

  12.         General Information and History    General

  13.         Investment Objectives and          Additional Information
              Policies                           Concerning Investment
												 Objectives, Policies and
												 Risks; Fundamental
												 Restrictions; Non-Fundamental
												 Restrictions

  14.        Management of the Registrant        Management of the Fund;
                                                 Investment Adviser

  15.        Control Persons and Principal       Management of the Fund
             Holders of Securities

  16.        Investment Advisory and Other       Investment Adviser and
             Services                            Principal Underwriter

  17.        Brokerage Allocation                Additional Brokerage
                                                 Allocation Information

  18.         Capital Stock and Other Securities General Information

  19.         Purchase, Redemption and Pricing   Additional Purchase and
              of Securities Being Offered        Redemption

  20.         Tax Status                         General Information

  21.         Underwriters                       Management of the Fund

  22.         Calculation of Performance Data    Measuring Performance

  23.         Financial Statements               Not Applicable

              PROSPECTUS DATED _____________, 1997

THE YEAR 2000 ("Y2K") FUND
                          Mailing  1857 William Penn Way
                          Address  P.O. Box 10666
Emerald Advisers, Inc.             Lancaster, PA  17605-0666
Investment    Adviser               Phone   (888)  Y2K-FUND
                                         Toll-Free
                                      (717)396-1116 - Local &
                                          International

               INVESTMENT OBJECTIVES AND POLICIES

The Year 2000 ("Y2K") Fund (the "Y2K Fund" or "Fund") is a series of the HomeState Group (the "Trust"), an open-end management company organized on August 26, 1992 as a common law trust under Pennsylvania law. The Trust currently operates three series.
Information about the other two series can be obtained by contacting the Trust at the telephone numbers listed above. The information contained in this prospectus relates only to The Y2K
Fund.

The Fund seeks capital appreciation by investing primarily in equity securities of public companies which have stated, or been reported as possessing, an intention of developing or supporting marketable solutions to problems stemming from the susceptibility of various business and other computer application programs or systems to fail, or to produce inappropriate results, regarding data, calculations or other processing involving dates subsequent to December 31, 1999. Under normal conditions, the Fund will invest not less than 65% of its net assets in a non-diversified portfolio of equity securities of these "Y2K companies". The Fund's adviser may engage in option and short-selling strategies to satisfy the stated 65% minimum requirement. The Fund's adviser may also engage in option and short-selling, as well as conventional securities, strategies to gain short as well as long investment exposure to companies that do not meet the criteria of being treated as a "Y2K company", but which the adviser believes will also be impacted, favorably or unfavorably, by efforts to solve Year 2000 computer system related problems.

Due to the limited time horizon associated with the Fund's investment objective, the Fund's adviser intends to principally pursue the objective of capital appreciation by capturing short-term trading gains, rather than holding portfolio securities for longer term appreciation. Such an active trading strategy is likely to result in higher brokerage commission expenses, at the Fund level, and potentially greater taxable ordinary income for investors (to the extent that there are distributable gains, if any, at the Fund level) than would be displayed by most other registered investment companies. The Fund, accordingly, may not be suitable for all investors and should not be regarded, standing alone, as a complete investment program.

Due to the relatively limited number of companies in which the Fund will principally invest, the Fund may not become fully invested until up to 60 days following the commencement of the public offering of its shares. In the interim, the Fund may invest proceeds of its offering in the shares of money market mutual funds which will cause investors to incur duplicate investment management fees and other expenses.

The Fund's investment objective, for which there is no guarantee of achievement, may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund. Before or during the last six months of calendar year 2000, the Board of Directors of the Fund plan to consider (1) implementation of an offer of exchange whereby investors would be afforded the opportunity to exchange shares of the Fund for shares of one or more other registered investment companies, and/or (2) solicitation of Fund shareholders for proxies regarding a vote upon one or more of the following options, as the Board may then determine to be in the best interests of all Fund shareholders, as a group: (A) a change in the Fund's investment objective and/or fundamental investment policies; (B) a merger into or consolidation with another registered investment company; or (C) dissolution and liquidation of the Fund's assets. Under current laws and regulations, proceeding pursuant to the exchange offer or dissolution options (see (1) and (2.c) above) would result in taxable events, for federal income tax purposes, to Fund investors. Changing the Fund's investment objective and policies (see (2.a) above) would have no specific federal income tax consequences at the Fund or investor level, while a merger or consolidation transaction with another investment company (see (2.b) above) might or might not constitute a federal income taxable event for the Fund and Fund investors, depending upon how the transaction was structured and pursued.

                      PURCHASE INFORMATION

Shares  of  the  Fund  can be purchased through  any  independent securities dealer having a sales agreement with the Fund's Distributor, at the then-current net asset value plus a sales charge of 2.90%. There are several ways to purchase shares at a reduced sales charge. See "How to Purchase Shares of the Fund" for more information. The required minimum initial investment in the Fund is $500 and the minimum subsequent investment is $50.
The minimum initial and subsequent investment amounts are $50 under the Fund's AutoInvest Plan.

                     ADDITIONAL INFORMATION

This Prospectus sets forth the information a prospective investor should know before investing. Please read it carefully and retain it for future reference. A Statement of Additional Information, dated September , 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. The Statement of Additional Information includes a description of the Fund's trustees and officers, further discussion of investment policies, restrictions and other details regarding the management and operations of the Fund, and is available at no charge by writing or calling the Fund at the address or phone numbers listed above.

For further information concerning a new account, call the Fund at (888) Y2K-FUND. For questions about an established account, call Rodney Square Management Corporation, the Fund's shareholder services agent, at (800) 892-1351.

Shares  of  the  Fund  are  not insured by  the  Federal  Deposit
Insurance Corporation, the Federal Reserve Board or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     ----------------------------------------------------------
               TABLE OF CONTENTS

     Where to Find Information Concerning         Page Number
     ----------------------------------------------------------
     Investment Objectives and Policies           1
     Purchase Information                         2
     Additional Information                       2
     Expenses Summary                             4
     Financial Highlights                         4
     Investment Objectives and Policies           5
     How to Purchase Shares of the Fund           12
     How to Redeem Shares of the Funds            15
     Valuing the Fund's Shares                    16
     Management of the Fund                       16
     Brokerage Allocation                         19
     Dividends, Distributions and Taxes           19
     General Information                          20
     Appendix: Year 2000 Industry Companies       22

                          THE Y2K FUND
                        EXPENSES SUMMARY

                SHAREHOLDER TRANSACTION EXPENSES

     Maximum Sales Load Imposed on Purchases
     (As a percentage of Maximum offering price)  ...      2.90% (1)
     Sales Load Imposed on Reinvested Dividends  ....      None
     Deferred Sales Load  ...........................      None
     Redemption Fees  ...............................      None
     Exchange Fees  .................................      None
     Wire Transfer of Redemption Proceeds Fee  ......      $12.00

               ANNUAL FUND OPERATING EXPENSES (2)
             (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees                         1.00%
12b-1 Fees(3)                           0.70%
Other Expenses (After Reimbursement)    1.20%(3)
     TOTAL OPERATING EXPENSES           2.90%(4)

EXAMPLE OF EXPENSES

      An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a hypothetical $1,000 investment in the Fund, assuming a 5% annual return and redemption at the end of each period:

                    One            Three
                    Year           Years
                    $58            $117

     This table is provided to help you understand the expense of investing in the Fund and your share of the operating expenses which the Fund incurs. The table does not represent past or future expense levels. Actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but the Fund's actual annual returns will vary.
-----------------------------------------------------------------
     (1) The rules of the Securities and Exchange Commission (the "SEC") require that the maximum sales charge (in the Fund's case, 2.90% of the offering price) be reflected in the above table. However, there are several methods by which the sales charge can be reduced. See "How to Purchase Shares of the Fund" for more information.
     (2) The table shows estimated expenses for The Y2KFund.
     (3) The Fund's total other expenses and total operating expenses have been reduced to reflect the reimbursement of certain expenses of the Fund by the Adviser. Absent the reimbursement, the Fund's total other expenses would have been
x.00%  and  the Fund's total operating expenses would  have  been
x.00%.
     (4) Because The Y2K Fund is newly organized, its percentages shown for "Other Expenses" are estimated and have been computed giving effect to the Adviser's agreement to limit the Fund's ordinary operating expenses to no more than 2.90% at least through and including June 30, 1998. Absent that limitation, the "Other Expenses" and "Total Operating Expenses" would be estimated to be x.47% and x.82%, respectively.

The  Y2K  Fund commenced operations on September _____,  1997.  Its
operations up to September    , 1997 were limited to the issuance
of 100 shares at $10.00 to the Fund's investment adviser.

            INVESTMENT OBJECTIVE, POLICIES AND RISKS

      The investment objective of the Fund is to seek capital appreciation by investing primarily in equity securities of public companies which have stated, or been reported as possessing, an intention of developing or supporting marketable solutions to problems stemming from the susceptibility of various business and other computer application programs or systems to fail, or to produce inappropriate results, regarding data, calculations or other processing involving dates subsequent to December 31, 1999. The Fund can invest a larger percentage of its assets in a particular company, and will focus on those companies identified by the Fund's adviser as having what it believes are superior prospects for price appreciation. The Fund's annual portfolio turnover rate is expected to not exceed 200%. The Fund's objective may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund. There can be no guarantee the investment objective of the Fund will be achieved. The principal risk factor associated with an investment in the Fund is that the market value of the Fund's portfolio securities may decrease and result in a decrease in the value of a shareholder's investment. The Fund is likely to pursue active securities, options, futures and short-selling trading strategies, and may not be suitable for all investors. For a fuller discussion of the risks posed by an investment in the Fund, see "Risk Factors" below.


               INVESTMENT POLICIES AND TECHNIQUES

EQUITY SECURITIES

      Under normal conditions, the Fund will invest not less than 65% of its total net assets in a non-diversified portfolio of equity securities of public companies identified by the Fund's adviser as being involved in the "Year 2000 Industry" -- i.e., companies that are actively engaged in developing, or supporting the development or implementation of, marketable solutions to the "Year 2000 Problem". The fund will invest principally in common stocks, but may also invest in preferred stocks and convertible securities of Y2K, as well as other, companies.

      THE YEAR 2000 INDUSTRY. The "Year 2000 Problem" stems mainly from system design decisions made over a decade ago, when the requirement to save cost by storing the year of date fields as two digits instead of four far outweighed the consideration for what would happen in the year 2000. In these designs, the year 2000 ("00") will appear to be 1900 ("00"), 2001 will appear to be 1901, etc. Whereas the difference between the year 1996 and 2006 is ten years in a four-digit system, in a two-digit system it is 90. Some of the manifestations of the Year 2000 Problem may include: credit cards with an expiration date of 01/00 will appear to have expired and will be rejected; mortgages, interest payments, forecasting systems where time periods are calculated will all produce incorrect results, etc. Left uncorrected, all date sensitive calculations involving the years 2000 or later will result in massive computer malfunctions. The costs of correcting the problem have been estimated at anywhere from $200 to $800 billion or more worldwide. The estimate given greatest credibility by the Fund's adviser is the range of $300 billion to $600 billion, generated by the Gartner Group, a computer/technology consulting firm of which
representatives      testified   before   a   U.S.   House   of
Representatives subcommittee exploring the Y2K issue. Total costs include hardware and software conversion, replacement systems, lost productivity and litigation.

      The Fund will primarily target small systems integrators, tool vendors and conversion factories. Companies targeted as possible investment opportunities include computer/technology firms and others which support the Y2K solutions offered. Computer/technology companies may increase revenues through the following Y2K-related activities: 1. Assessment of a company's potential Y2K impact on systems; 2. Planning to correct/prioritize Y2K problems; 3. Actual correction of Y2K problems; 4. Testing of Y2K solutions. Many different firms may be involved in each of these tasks for any one company's Y2K problems. Companies which may increase revenues based on Y2K work also include staffing companies to provide information technology workers to assist in the correction process and disaster recovery companies which can sell excess system time to customers at premium prices. See "Appendix: Year 2000 Industry Companies" for a listing of the companies which the Fund's adviser has identified as currently participating in the Year 2000 industry.

      SMALL COMPANIES. The Fund's portfolio will typically include equity securities of smaller companies, i.e., those having a total market capitalization (as determined by the Fund's investment adviser) of less than $1 billion ("small cap companies"). Small cap companies are not as widely followed by institutional investment analysts as larger companies such as those listed on the New York Stock Exchange. During some periods, the securities of small cap companies, as a class, have performed better than the securities of larger companies, and in some periods they have performed worse. Over 60 percent of all companies listed on the NASDAQ Stock Exchange and American Stock Exchange have two or fewer analysts following the company. The Funds' adviser believes that this lack of available information about small cap companies presents an opportunity for investment managers who provide their own research analysis to spot developing trends before such information is widely distributed among the larger investment community.

      CONVERTIBLE SECURITIES. The Fund may invest in securities convertible into common stock, but only when the Fund's investment adviser believes that the expected total return upon such a security exceeds the expected total return of common stocks eligible for inclusion in the Fund's portfolio. The Fund will purchase only those convertible securities which have underlying common stock with potential for long-term growth in the adviser's opinion. The Fund will only invest in investment-grade convertible securities, i.e., those rated in the top four categories by either Standard & Poor's Corporation ("S & P") or Moody's Investor Services, Inc. ("Moody's"). For more information regarding rating categories, see "Appendix A:
Description   of   Ratings"  in  the  Statement   of   Additional
Information.

FIXED INCOME SECURITIES

      The Fund may invest up to 35% of the value of its total assets in investment-grade corporate bonds and notes, United States Government securities (including mortgage related instruments), and high-quality short-term debt securities such as commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the United States Government or its agencies, and demand and time deposits of domestic banks and United States branches and subsidiaries of foreign banks. The Fund will make use of short-term instruments primarily under circumstances where it has cash to manage for a brief time period (e.g., after receiving dividend distributions, proceeds from the sale of portfolio securities or money from the sale of Fund shares to investors).

     The Fund will not engage in direct investment in real estate or real estate mortgage loans, but may invest in mortgage related instruments issued or guaranteed by the United States Government. For more information regarding these instruments, see the Statement of Additional Information.

OPTIONS, FUTURES AND SHORT-SELLING STRATEGIES

      In managing the Fund, the adviser may engage in options, futures and short-selling strategies to hedge various market risks or to enhance potential gain. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and short-selling is subject to applicable regulations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these trading regulations.

      The Fund will not use leverage in its options, futures or short-selling strategies. Accordingly, the Fund will comply with guidelines established by the SEC with respect to "coverage" of these strategies and will either (1) set aside liquid, unencumbered, daily marked-to-market assets in the prescribed amount(s) in one or more segregated accounts with the Fund's custodian; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Assets used for cover cannot be sold or closed out while the position for which they serve as cover is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of up to 25% of the Fund's assets as cover may impede portfolio management, or the Fund's ability to meet redemption requests or other current obligations.

      OPTIONS STRATEGIES. The Fund may purchase and write (sell) options on securities and securities indices that are traded on U.S. exchanges and in the over-the-counter ("OTC") market. The Fund may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized would be reduced by the premium paid. The Fund may also write covered call options of securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received.

      The Fund may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables a Fund to sell the underlying security at the predetermined exercise price. Thus, the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Fund realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold. The Fund may also write covered put options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received.

     The Fund may purchase put and call options and write covered put and call options on indexes in much the same manner as the more traditional options discussed above. The Fund may purchase and write covered straddles on securities or indexes. The Fund may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indexes ("index warrants"). Securities used to cover options written by the Fund are considered illiquid and therefore subject to the Fund's limitations on investing in illiquid securities. For a more complete discussion of these and other hedging techniques, investors are directed to the Fund's Statement of Additional Information (including Appendix B thereof).

      OPTIONS  GUIDELINES.   The Fund has adopted  the  following
investment  guidelines to govern its use of  options  strategies.
These guidelines may be modified by the Board of Trustees without shareholder approval:

     (1) The Fund will write only covered options, and each such option will remain covered so long as the Fund is obligated thereby.

      (2) The Fund will not write options (whether on securities or securities indexes) if aggregate exercise prices of
		   previously written outstanding options, together with the value of assets used to cover all outstanding short-sale positions, would exceed 25% of its total net assets.

      SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Fund may effectively terminate its right or obligations under an option by entering into a closing transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Fund is unable to effect a closing purchase transaction with respect to options it has acquired, the Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets used as cover until the options expire or are exercised, and the Fund may experience material losses due to losses on the option transaction itself and in the covering securities or currencies.

      In considering the use of options to enhance returns or for
hedging  purposes,  particular  note  should  be  taken  of   the
following:

     (1) The value of an option position will reflect, among other things, the current market price of the underlying security, index or currency, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, index or currency and general market conditions.

      (2) Options normally have expiration dates of up to three years.

     (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Closing transactions may be effected with respect to options traded in the OTC market only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists.

     (4)  With   certain  exceptions,  exchange  listed   options
          generally settle by physical delivery of the underlying security or currency.

     (5) The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

     FUTURES AND RELATED OPTIONS STRATEGIES. The Fund may engage in futures strategies for hedging purposes to attempt to reduce the overall investment risk that would normally be expected to be associated with ownership of the securities in which it invests. The Fund may also engage in futures strategies to enhance potential gain, subject to certain voluntary, as well as regulatory, percentage limitations as discussed below.

      The Fund may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Fund's securities holdings. The Fund may purchase index futures contracts if a significant market or market sector advance is anticipated. The Fund may purchase a call option on an index futures contract to hedge against a market advance in securities that the Fund plans to acquire at a future date. The Fund may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Fund. The Fund also may purchase put options on index futures contracts.

      FUTURES  AND  RELATED OPTIONS GUIDELINES.    The  Fund  has
adopted the following investment guidelines to govern its use of such strategies. These guidelines may be modified by the Board of Trustees without shareholder vote.

           (1)   The  Fund  will engage only in  covered  futures
transactions,  and  each         such  transaction  will   remain
covered so long as the Fund is obligated thereby.

           (2) The Fund will not purchase or sell non-hedging futures contracts or related options if aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's total assets. For purposes of this limitation, unrealized profits and unrealized losses on any open contracts are taken into account, while the in-the-money amount of an option that is, or was, in-the-money at the time of purchase is excluded.

           (3) The Fund will not write options (whether hedging or non-hedging) on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indexes), together with the value of assets used to cover all outstanding short-sale positions, would exceed 25% of its net assets.

      SPECIAL  CHARACTERISTICS AND RISKS OF FUTURES  AND  RELATED
OPTIONS  TRADING.   In  considering the  Fund's  use  of  futures
contracts and related options, particular note should be taken of the following:

           (1) Successful use by the Fund of futures contracts and related options will depend upon the adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. If the price of the futures contract moves more than the price of the underlying securities, the Fund will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

           (2) Movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions

           (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

           (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

          (5) As is the case with options, the Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, the Fund also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

      SHORT-SELLING. If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. As a hedging technique, the Fund may purchase options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund.

     SHORT-SELLING GUIDELINE.  The Fund has adopted the following
investment   guideline  to  govern  its  use   of   short-selling
strategies.   This  guideline may be modified  by  the  Board  of
Trustees without shareholder approval.

     The Fund will not initiate a short-sale position if the value of assets used to cover all outstanding short-sale positions, together with the aggregate exercise prices of outstanding options written by the Fund, would exceed 25% of the Fund's total net assets.

      SPECIAL CHARACTERISTICS AND RISKS OF SHORT-SELLING. Short-selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. In addition, the technique could result in higher operating costs for the Fund. Investors should carefully consider the risks of such investments before investing in the Fund.

OTHER INVESTMENT TECHNIQUES

      On those occasions when, in the opinion of the Fund's investment adviser, market conditions warrant a temporary defensive approach, the Fund may invest more than 35 percent of its total assets in short-term obligations, including the
following:   securities  issued  or  guaranteed   by   the   U.S.
government, commercial paper and bankers acceptances. During intervals when the Fund has adopted a temporary defensive position it will not be achieving its stated investment objective.

      The Fund may from time to time engage in repurchase agreements. That is, a seller may sell securities to the Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified period (normally one day). The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Fund. Repurchase agreements involve certain risks, including the seller's default on its obligation to repurchase or the seller's bankruptcy.

                             RISK FACTORS

INDUSTRY CONCENTRATION

      The Year 2000 industry is, at present, an extremely narrow and potentially short-term industry. While companies in the same industry are often faced with the same obstacles, issues or regulatory burdens, and their securities may react similarly to and move in unison with these or other market conditions, companies in the Y2K industry will be especially susceptible to new technologies and processes developed by competitors or customers.

EQUITY SECURITIES OF SMALL COMPANIES

      Stocks of small cap companies tend to be more volatile and less liquid than stocks of large companies. Small cap companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them more susceptible to market pressure, may have a smaller public market for their shares, and may not be nationally recognized.

NON-DIVERSIFICATION

     As a "non-diversified" Fund, The Y2K Fund has the ability to invest a larger percentage of its assets in the stock of a smaller number of companies than a "diversified" fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable "diversified" fund. See Investment Restriction No. 1, below.

FIXED-INCOME SECURITIES

      The price of fixed-income securities in which the Fund invests are likely to decrease in times of rising interest rates. Conversely, when rates fall, the value of the Fund's debt securities may rise. Price changes of these debt securities held by the Fund have a direct impact on the net asset value per share of the Fund.

CONVERTIBLE SECURITIES

      The value of convertible securities will usually vary with the value of the underlying common stock, and will normally fluctuate inversely with interest rates. A principal risk associated with the purchase of convertible securities is that the conversion price of the common stock will not be attained.

OPTIONS, FUTURES, RELATED OPTIONS AND SHORT-SELLING STRATEGIES

       Options, futures, related options and short-selling strategies may be considered speculative and may involve risks beyond the initial capital necessary to secure each transaction. See the discussion at pages _______ (and, in particular, the three segments captioned "Special Characteristics and Risks") for a discussion of risks posed by these strategies. Further discussion of these strategies appears at "Appendix B: Options, Futures and Short-Selling Strategies" in the Statement of Additional Information. Investors should carefully consider the risks of such investment techniques before investing in the Fund.

                     INVESTMENT RESTRICTIONS

      The Fund is subject to specific fundamental investment restrictions, which may not be changed without a vote of a majority of their outstanding shares. Following is a discussion of some of these fundamental restrictions: The Fund may not:

     1. Invest  more than 25% of the value of its  total
        assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the United States
        Government), nor, with respect to 50% of its total assets, invest more than 5% of the value of such assets in the equity or debt of one issuer (other than obligations
        issued or guaranteed by the U.S.   Government).

     2. Invest more than 25% of total assets in one industry, except that the Fund shall, under normal conditions, invest not less than 25% of its total assets in the Year 2000/
        Technology industries.

     3. Acquire more than 10% of the outstanding voting securities of any issuer.

     4. Issue or sell senior securities, except that the Fund
        may engage in options, futures and/or short-selling
		strategies provided  the  Fund  complies with   certain
		anti-leverage (or so-called "cover") guidelines of the SEC. Securities or other options or futures contracts used for cover will not be sold or closed out while such strategies are outstanding, unless they are replaced with similar assets.

     5. Borrow money, except from a bank or for purposes of purchasing securities on margin (provided that such purchases may not exceed 120% of total assets taken at current value). Such borrowing will be limited to no more than 5% of total net assets.

The foregoing investment limitations are considered as applying at and as of the time when purchases, sales, short sales or other transactions initially occur.

      See the Fund's Statement of Additional Information for the full text of these policies and the Fund's other fundamental policies, as well as a listing of non-fundamental policies which the Board of Trustees may change without shareholder approval.

               HOW TO PURCHASE SHARES OF THE FUND

      Shares of the Fund are available for purchase through selected financial service firms (such as broker-dealer firms)
that have signed a selling agreement with Rodney Square Distributors, Inc. (the "Distributor"), the Fund's principal distributor. If an investor would like assistance in locating a dealer, he or she should contact the Fund. Shares can be purchased by mail or by wire, as described below. The minimum initial investment is $500, and the minimum subsequent investment is $50.

      Shares of the Fund are purchased at net asset value per share next determined after an order is received (See "Valuing the Fund's Shares"), plus any applicable sales charge as described below, which is known as the "offering price." Fund shareholders pay an ongoing distribution services fee at an annual rate of up to 0.70% of the Portfolio's aggregate average daily net assets attributable to Funds shares (See "Management of the Fund -- The Distribution Plan").

     The Offering Price is calculated as follows:

                    Sales Charge as a
                     Percentage of:                      Dealer's
                                                        Concession
Dollar Amount Invested     Offering Price   N.A.V.   (as a % of Offering Price)
-------------------------------------------------------------------------------
Less Than $100,000          2.90%           x.xx%           2.40%
$100,000 to $250,000        1.90%           x.xx            1.40%
$250,000 to $500,000        1.00%           x.xx             .90%
$500,000 & Above            0.00%           0.00            0.50%

REDUCED SALES CHARGE

      There are several ways for shareholders to qualify to pay a lower sales charge:

     (1.) Reach "Break Points" -- Increase the initial investment amount to reach a higher discount level, as listed above.

     (2.) Right of Accumulation -- Add to an existing shareholder account so that the current offering price value of the total combined holdings reach a higher discount level, as listed above.

     (3.) Sign a Letter of Intent -- Inform the Fund or its Agent
          that you wish to sign a non-binding "Letter of Intent" (the "Letter") to purchase an additional number of shares so that the total equals at least $50,000 over the following 13-month period. Upon the Fund's receipt of the signed Letter, the shareholder will receive a discount equal to the dollar level specified in the Letter. If, however, the purchase level specified by the shareholder's Letter has not been reached at the conclusion of the 13-month period, each purchase will be deemed made at the sales charge appropriate for the actual purchase amount.

     (4.) Combined  Purchase Privilege -- Combine the  following investor accounts into one "purchase" or "holding" to qualify for a reduced sales charge:
          (i) An individual or "company," as defined in Section 2(a)(8) of the Act; (ii) an individual, his spouse and children under age 21; (iii) a trustee or other fiduciary for certain trusts, estates, and certain fiduciary accounts; or (iv) the employee benefit plans
          of  a  single  employer.   The Fund's  Transfer  Agent,
          Rodney Square Management Corporation (the "Transfer Agent") must be advised of the related accounts at the time the purchase is made.

     (5.) Purchases at Net Asset Value -- Additionally, the Board
          of Trustees   has   determined   that   the   following
          shareholders shall be permitted to purchase shares of the Funds without paying a sales charge:

          (i) Existing shareholders, upon reinvestment of their dividend income or capital gains distributions as dividends and capital gains distributions are reinvested in shares of the Fund at the net asset value without sales charge;

          (ii) Shareholders who have redeemed any or all of their shares of the Fund within the past 120 days may purchase shares at the net asset value without sales charge. The amount which may be reinvested is limited to the amount up to but not exceeding the redemption proceeds (or to the nearest full share if fractional shares are not purchased) and is limited to shareholders who have not previously exercised this right. The Transfer Agent must be notified of the exercise of this privilege when shares are being purchased;

          (iii) Investor's shares purchased by advisory accounts managed by S.E.C.-registered investment advisers or bank trust departments;

          (iv) Trustees, Officers, Employees (and those retired) of the Fund, its services providers and their affiliates, for their own accounts and for their spouse and children, and employees of such broker-dealer firms that have executed a Selling Agreement with the Funds may purchase shares at net asset value without a sales charge.

     (6.) On purchases of $500,000 or more, shares are acquired at net asset value with no sales charge or dealer concession charged to the investor. The Distributor, however, may pay the broker-dealer up to 0.50% of the Offering Price, from its own assets.

      The Distributor may from time to time allow broker-dealers selling shares of the Fund to retain 100% of the sales charge. In such cases, the broker-dealer may be deemed an "underwriter" under the Securities Act of 1933, as amended.

     In addition to the commission paid to broker-dealers selling Fund shares by way of a selling agreement, the Distributor may also from time to time pay additional cash bonuses or other incentives to selected broker-dealers in connection with their registered representatives selling Fund shares. Such compensation will be paid solely by the Distributor, and may be conditioned upon the sale by the broker-dealer's representatives of a specified minimum dollar amount of shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by registered representatives and members of their families to locations within or outside the United States for meetings of a business nature.

PURCHASING SHARES

    Shares of the Fund may be purchased for your account directly by your financial services firm representative, and may be purchased by mail or wire.

INVESTING BY MAIL: To invest by mail, an investor must complete and sign the Subscription Application Form which accompanies this Prospectus and send it, with a check payable, to The Y2K Fund, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. A purchase order sent by overnight mail should be sent to The Y2K Fund, c/o Rodney Square Management Corporation, 1105 N. Market Street, Wilmington, DE 19801.

INVESTING BY WIRE: Investors having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to:
          c/o Wilmington Trust Company, Wilmington, DE
          ABA #0311-0009-2
          DDA# 2688-958-8
          Attention:   The Y2K Fund
                    (followed by the name in which the account is
                     registered,and the account number).

INITIAL PURCHASES -- Before making an investment by wire, an investor must first telephone the Transfer Agent at (800) 892-1351 before the close of the New York Stock Exchange (generally, 4:00 p.m.) to be assigned an account number. The Subscription Application Form which accompanies this Prospectus should be promptly forwarded to Rodney Square Management Corporation at the address above under "Investing by Mail."

SUBSEQUENT PURCHASES -- Additional investments may also be made through the wire procedures described above. An investor must telephone the Transfer Agent at (800) 892-1351 before the close of the New York Stock Exchange (generally, 4:00 p.m.).

      The bank transmitting the wire may charge a fee for this service. Federal funds wires received before the close of the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) will be executed based on the Fund valuation that same day. Purchase orders received after the close of the NYSE will be executed on the next day the exchange is open.

TAX-DEFERRED RETIREMENT PLANS

      Shares may be purchased by certain types of retirement plans. The Fund provides plan forms and custody agreements for the following:

INDIVIDUAL RETIREMENT ACCOUNTS (IRA) -- An IRA is a tax-deferred retirement savings account that may be used by an individual who has compensation or self- employment income and his or her unemployed spouse, or an individual who has received a qualified total or partial distribution from his or her employer's retirement plan. The current annual maintenance fee for IRA accounts is $10.00 per year.

      In each of these plans, dividends and distributions will be automatically reinvested. For further details, contact the Adviser to obtain specific plan documents. Investors should consult with their tax adviser before establishing any tax-deferred retirement plans.

AUTOINVEST PLAN

      The Fund also provides for an automatic investment plan whereby shareholders may arrange to make regular monthly, quarterly, semi-annual, or annual investments in the Fund. Investment amounts are automatically debited from the shareholder's checking account. The minimum initial and subsequent investment pursuant to this plan is $50.

GENERAL PURCHASE INFORMATION

      Purchase orders for shares of the Fund placed with a registered broker-dealer must be received by the broker-dealer before the close of the NYSE to receive the Funds' valuation calculated that day. The broker-dealer is responsible for the timely transmission of orders to the Distributor. Orders placed with the registered broker-dealer after the close of the NYSE will be executed based on the Fund's valuation calculated on the next business day.

      The Fund may refuse any order for the purchase of shares which the Board of Trustees deems as not in the best interests of the Fund.

      Stock certificates representing shares of the Fund are not issued except upon written request. In order to facilitate redemptions and transfers, most shareholders elect not to receive certificates. If you lose your certificate, you may incur an expense to replace it.

                HOW TO REDEEM SHARES OF THE FUND

      There is no charge for share redemptions. Shares will be redeemed at the net asset value next determined after the redemption request has been received in proper order by the Fund's Transfer Agent. Shares may be redeemed by telephone call or mail delivery to the Transfer Agent.

BY  MAIL  --  A  written request for redemption (along  with  any endorsed stock certificates) must be received by the Fund's Transfer Agent, Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752, to constitute a valid tender for redemption. A signature guarantee is required for any written redemption request which: (1) is in excess of $10,000.00; (2) requests proceeds be sent to somewhere other than the account's listed address; or (3) requests proceeds be sent to someone other than the account's listed owner(s). These requirements may be waived or modified upon notice to shareholders. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Payment of a written request for redemption will be made within seven business days of receipt of the request.

BY TELEPHONE -- A shareholder redeeming at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited redemption on the Subscription Application form filed with the Transfer Agent may, at the time of such redemption, request that the funds be mailed or wired to the commercial bank or registered broker-dealer designated on the application form by telephoning the Transfer Agent at (800) 892-1351 before close of the New York Stock Exchange. Redemption proceeds will be sent on the next business day following receipt of the telephone redemption request. A wire fee of $7.00 will be deducted from the shareholder account or proceeds before a wire is sent. Please note that the Fund's Transfer Agent receives all telephone calls for telephone instructions on a recorded phone line. The Fund and/or its Transfer Agent will employ such reasonable procedures to confirm that instructions communicated by telephone are genuine. If they fail to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. The Fund reserves the right, at any time, to suspend or terminate the expedited redemption procedure. During a period of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone redemptions.

SYSTEMATIC WITHDRAWAL PLAN

      Shareholders may elect to participate in a "Systematic Withdrawal Plan" which provides for automatic fixed withdrawals of at least $50 monthly, quarterly, semi-annually, or annually. The minimum investment to establish a Systematic Withdrawal Plan is $10,000.

GENERAL REDEMPTION INFORMATION

      If a shareholder seeks to redeem shares that were purchased within fifteen days of the redemption request, the Fund may delay payment until such time as the funds in question have been properly cleared and collected by the Fund.

      Due to the relatively high administration cost of smaller shareholder accounts, the Fund reserves the right to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $500, other than as a result of a decline in the net asset value per share of the Funds or as an active participant in the AutoInvest Plan. The Fund will provide a 30-day written notice to such shareholder prior to initiating such a redemption.

                    VALUING THE FUND'S SHARES

      The net asset value and offering price of the shares of the Fund are determined once on each Business Day as of the close of the NYSE, which on a normal Business Day is usually 4:00 p.m. Eastern Time. A "Business Day" is defined as a day in which the NYSE is open for trading. Holidays currently observed by the NYSE are New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's value is determined by adding the value of the portfolio securities and other assets, subtracting its liabilities, and dividing the result by the number of its shares outstanding. Net asset value includes interest on fixed income securities, which is accrued daily. The net asset value of the Fund will fluctuate with market conditions as the value of the investment portfolio changes.

      With approval of the Board of Trustees, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. The prices of bonds and other fixed income securities provided by such service providers may be determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Fund securities listed or traded on a national securities exchange or market system for which representative market quotations are available will be valued at the last quoted sales price on the security's listed exchange on that day. Listed securities not traded on an exchange that day, and other securities traded in the over-the-counter market will be valued at the mean between the closing asked price and the closing bid price. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities will be valued using a method which the Board of Trustees believes in good faith accurately reflects the fair value.

      For more information concerning valuation of the Fund's shares, see "Additional Information Concerning Valuing the Fund's
Shares" in the Statement of Additional Information.


                     MANAGEMENT OF THE FUND

THE BOARD OF TRUSTEES

       The operations and management of the Fund are the responsibility of the Board of Trustees. Pursuant to that responsibility, the Board of Trustees has approved contracts with the following organizations to provide, among other things, day-to-day investment advisory and administrative management services.

THE INVESTMENT ADVISER

      Emerald Advisers, Inc. serves as investment adviser to the Fund. The Adviser was organized as a Pennsylvania corporation on November 14, 1991, and is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940 and with the Pennsylvania Securities Commission under the Pennsylvania Securities Act of 1972. In August 1994, Emerald Advisers, Inc. became a wholly-owned subsidiary of Emerald Asset Management, Inc. Substantially all of the executives and investment related personnel of Emerald Advisers continue in their positions. Total assets managed by the Adviser exceeded $200 million at June 30, 1997. The three principal officers of the Adviser combine over 40 years of experience in the mutual fund, investment advisory, pension funds management and securities brokerage industries.

     Pursuant to the investment advisory agreement (the "Advisory Agreement"), the Adviser furnishes the Fund with investment advisory and administrative services which are necessary to conduct the Fund's business. Specifically, the Adviser manages the Fund's investment operations and furnishes advice with respect to the purchase and sale of securities on a daily basis. The Y2K Fund agreement is dated June xx, 1997.

      Kenneth G. Mertz II, CFA, President of Emerald Advisers, Inc., and Vice President and Chief Investment Officer of the Funds, is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Mertz has had this responsibility with the Adviser since The HomeState Group commenced operations on October 1, 1992. Prior to this date, Mr. Mertz was the Chief
Investment Officer to the $12 billion Pennsylvania State Employes' Retirement System. Mr. Mertz has had this responsibility with The Y2K Fund since its inception.

     Under the terms of the Advisory Agreement, the Fund pays the Adviser an annual fee based on a percentage of the net assets under management. The fees are computed daily and paid monthly as follows:
For assets up to and including $100,000,000: 1.0%; for assets in excess of $100,000,000: 0.90%. These fees are higher than most other registered investment companies but comparable to fees paid by equity funds of a similar investment objective and size.

     The Fund pays all of its expenses other than those expressly assumed by the Adviser. Specifically, the Fund pays the fees and expenses of its transfer agent, custodian, independent auditors and legal counsel. These fees are generally for the costs of necessary professional services, regulatory compliance, and those pertaining to maintaining the Fund's organizational standing. The resulting fees may include, but are not limited to: brokerage commissions, taxes and organizational fees, bonding and insurance, custody, auditing and accounting services, shareholder communications and shareholder servicing, and the cost of financial reports and prospectuses sent to Shareholders.

     The Adviser will reimburse its fee to the Fund to the extent such fee exceeds the most restrictive expense limitation in effect by a state regulatory agency where the Fund's shares are registered for purchase. The Adviser reserves the right to voluntarily waive any portion of its advisory fee at any time. The Adviser has agreed to waive its advisory fee and/or reimburse other expenses for The Y2K Fund for the period at least through and including June 30, 1998 so that total Fund operating expenses are capped at 2.90% or less.

ADMINISTRATOR, ACCOUNTING AND TRANSFER AGENT

     Pursuant to separate administration, accounting services and transfer agency agreements each dated (September), 1997, Rodney Square Management Corporation ("Rodney Square"), Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, has been retained to serve as administrator, accounting and transfer agent. As administrator, Rodney Square provides administrative and operational services and facilities. As accounting agent, Rodney Square determines net asset value and provides accounting services to the Funds. Also, Rodney Square, as transfer agent, performs certain shareholder servicing duties as listed in the Transfer Agency Agreement.

CUSTODIAN

     Pursuant to a custodian agreement dated September 11, 1997 (the "Custodial Agreement"), Wilmington Trust Company, 1100 N. Market St., Wilmington DE (the "Custodian"), has been retained to serve as custodian to the Fund's assets, and to perform certain related administrative tasks.

THE DISTRIBUTOR

     Rodney Square Distributors, Inc., Rodney Square North,  1100
N. Market Street, Wilmington, DE 19890-0001, is the sole distributor of shares of the Fund. The Distributor is a Delaware corporation, a broker-dealer registered with the Securities and Exchange Commission, a member of the National Association of Securities Dealers (the "NASD"), and an affiliate of Rodney Square, which also performs administrative, shareholder and accounting servicing duties for the Fund.

     Certain officers and/or employees of the Adviser may also serve as registered representatives of the Distributor, but only in the capacity of distributing shares of the Fund.

THE DISTRIBUTION PLAN

     The Distributor will incur certain expenses while providing selling and sales distribution services for the Fund, including such costs as compensation to broker-dealers for (i) selling shares of the Fund, and (ii) providing information and advice to their shareholder clients regarding ongoing investment in the Fund, as well as advertising, promotional and printing expenses.

     To promote shares of the Fund to the general public, the Fund has adopted a distribution services plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940 (the "Act"). The Plan allows the Fund to reimburse the Distributor for costs specifically described in this Section. The Distributor receives no other compensation from the Fund, except that (i) any sales charge collected will be paid to the Distributor (See "How to Purchase Shares of the Funds"), and (ii) the minimum total dollar amount paid to the Distributor on an annual basis (net of the amount paid to broker-dealers and/or service organizations) will be $3,000. The Distributor may pay such sales charge to broker-dealers who have entered into a Selling Agreement with the Distributor as a commission paid for selling Fund shares.

      The Fund pays the Distributor on a monthly basis at an annual rate not to exceed 0.70% of the series' average net assets. Expenses acceptable for reimbursement under the Plan include compensation of broker-dealers or other persons for providing assistance in distribution and for promotion of the sale of the shares of the Fund. The Funds' Adviser is responsible to pay the Distributor for any unreimbursed distribution expenses.

      Pursuant to the Plan, a broker-dealer may receive a maintenance commission in the amount of 0.50% (annualized) of the average net assets maintained in the Fund by their clients.

      The Fund may also compensate a bank under the Plan only to the extent that a bank may serve as a "service organization," providing administrative and accounting services for Fund shareholders. The Glass-Steagall Act and other applicable laws and regulations prohibit a bank from acting as underwriter or distributor of securities. If a bank were prohibited from providing certain administrative services, shareholders would be permitted to remain as Fund shareholders and alternate means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any financial consequences as a result of any of those occurrences.

      The Board of Trustees of the Trust adopted the Plan after determining the Plan would likely benefit the Fund and its shareholders to the extent that the Plan can aid the Distributor in attracting additional shareholders, promoting the sale of shares, reducing redemptions, and maintaining and improving services provided to shareholders by the Distributor or dealers. The resulting increase in assets should benefit the Fund by providing a continuous cash flow, thereby affording the Adviser the ability to purchase and redeem portfolio securities without making unwanted redemptions of existing portfolio securities.

     The Trustees will annually review the success of the Plan in meeting these objectives based on information provided by the Adviser.

      Future regulatory review and revision of Rule 12b-1 by the Securities and Exchange Commission, of Article III Section 26 of the Rules of Fair Practice by the National Association of Securities Dealers, or any similar review and revision of other applicable regulations by other regulatory agencies could affect the Fund's Plan. The Trustees will promptly modify the Plan if such action is warranted.


                      BROKERAGE ALLOCATION

     The Adviser is responsible for selecting brokers and dealers to effect portfolio securities transactions and for negotiating brokerage commissions and dealers' charges. When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser looks for prompt execution of the order at the best overall terms available. Securities may be bought from or sold to brokers who have furnished statistical, research and other financial information or services to the Adviser. The Adviser may give consideration to those firms which have sold or are willing to sell shares of the Fund. See "Additional Brokerage Allocation Information" in the Statement of Additional Information for more information.

      To the extent consistent with applicable provisions of the Investment Company Act of 1940, Rule 17e-1, and other rules and exemptions adopted by the Securities and Exchange Commission ("SEC") under that Act, the Board of Trustees has determined that transactions for the Fund may be executed by affiliated brokers if, in the judgment of the Adviser, the use of an affiliated broker is likely to result in price and execution at least as favorable as those qualified brokers. The Adviser will not execute principal transactions by use of an affiliated broker.

               DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends, if any, realized by the Fund will be declared and paid semi-annually, in the months of December and July. Capital gains, if any, realized by the Fund will be declared and paid annually in the months of December and July. The Record and Declaration dates for payments to shareholders will normally be the 15th of the month, the Ex-Dividend dates will normally be the 16th of the month, and the Payment dates will normally be the 20th of the month (or the next business day if any of these dates fall on a weekend). Shareholders of record as of the Record Date will be paid, or have their payments reinvested in additional shares, as of the Re-Invest and Payable Dates. The net asset value price of the Fund will be reduced by the corresponding amount of the per-share payment declared on the Ex-Dividend Date. Since dividend income is not a primary objective of the Fund, the Fund does not anticipate paying substantial income dividends to shareholders.

      A shareholder will automatically receive all dividends and capital gains distributions in additional full and fractional shares of the Fund at net asset value as of the date of payment, unless the shareholder elects to receive such distributions in cash. To change the distribution option chosen, the shareholder should write to the Fund's Transfer Agent, Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. The request will become effective with respect to distributions having record dates after its receipt by the Transfer Agent.

      If a shareholder elects to receive distributions in cash, and the check is returned by the United States Postal Service, the Fund reserves the right to invest the amount of the returned check in additional shares of the Fund at the then existing net asset value and to convert the shareholder's election to automatic reinvestment of all distributions.

TAXES

      Reinvested dividends and capital gains distributions will receive the same tax treatment as dividends and distributions paid in cash. Because the Fund is a series of a Pennsylvania common law trust, it will not be liable for corporate income or franchise tax in the Commonwealth of Pennsylvania. Further, shares of the Fund are exempt from Pennsylvania personal property taxes.

      The Trust intends to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualification under the Code requires that the Fund satisfy: (1) a gross income test that ensures the Fund earns passive income; (2) two diversification tests that limit the investment of the Fund's assets in any one issuer; and (3) a series of distribution rules which require that the Fund distributes to shareholders substantially all of its investment company taxable income and net tax-exempt interest income. Each individual series of the Trust is expected to be treated as a separate corporation for federal income tax purposes. So long as the Fund qualifies for this tax treatment, the Fund will be relieved of Federal income tax on amounts distributed to shareholders. Amounts so distributed, however, will be taxable to shareholders.

      Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gain in the year in which it was received, regardless of the length of time a shareholder has owned the shares and whether or not such gain was reflected in the price paid for the shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. Redemptions and exchanges from the Fund are each taxable events.

      A statement detailing the Federal income tax status of all distributions made during a taxable year will be sent to shareholders of record no later than January 31 of the following year. Shareholders must furnish to the Fund a certified taxpayer identification number ("TIN"). The Fund is required to withhold 31% from reportable payments including ordinary income dividends, capital gains distributions, and redemptions occurring in accounts where the shareholder has failed to furnish a certified TIN and has not certified that such withholding does not apply. Any shareholders who are non-resident alien individuals, or foreign corporations, partnerships, trusts or estates, may be subject to different Federal income tax treatment.

      The tax information presented here is based on Federal and state tax laws and regulations effective as of the date of this Prospectus, and may subsequently change. Because the information presented here is only a very brief summary of some of the important tax considerations for shareholders, shareholders are urged to consult their tax advisers for more specific professional advice, especially as it relates to local and state tax regulations. See "Additional Dividend, Distributions and Taxes Information" in the Statement of Additional Information for more information.

                       GENERAL INFORMATION


      The  Fund's  adviser  anticipates the  revenue  derived  by companies held in the Fund's portfolio from their Year 2000-related work will have peaked by the end of calendar year 2000. Therefore, before or during the last six months of calendar year 2000, the Board of Directors of the Fund plan to consider (1) implementation of an offer of exchange whereby investors would be afforded the opportunity to exchange shares of the Fund for shares of one or more other registered investment companies, and/or (2) solicitation of Fund shareholders for proxies regarding a vote upon one or more of the following options, as the Board may then determine to be in the best interests of all Fund shareholders, as a group: (a) a change in the Fund's investment objective and/or fundamental investment policies; (b) a merger into or consolidation with another registered investment company; or (c) dissolution and liquidation of the Fund's assets. Under current laws and regulations, proceeding pursuant to the exchange offer or dissolution options (see (1) and (2.c) above) would result in a taxable event, for federal income tax purposes, to Fund investors. Changing the Fund's investment objective and policies (see (2.a) above) would have no specific federal income tax consequences at the Fund or investor level, while a merger or consolidation transaction with another investment company (see (2.b) above) might or might not constitute a federal income taxable event for the Fund and Fund investors, depending upon how the transaction was structured and pursued.

      The HomeState Group was organized as a Pennsylvania common law trust on August 26, 1992. Shares of the Trust do not have preemptive or conversion rights, and are fully-paid and non-assessable when issued.

      Since The HomeState Group is organized as a Pennsylvania common law trust, it is not required to hold annual meetings, and does not intend to do so, except as required by the Act or other applicable Federal or state law. The Trust will assist in shareholder communications as required by Section 16(c) of the Act. The Act does require initial shareholder approval of each investment advisory agreement and election of Trustees. Under certain circumstances, the law provides shareholders with the right to call for a special shareholders meeting for the purpose of removing Trustees or for other proper purposes. Shares are entitled to one vote per share, and do not have cumulative voting rights.

      The HomeState Group currently issues shares of beneficial interest with no par value, in three series. Additional series may be added in the future by the Board of Trustees. Each share of each Fund has pro rata distribution rights, and shares equally in dividends and distributions of the respective Fund series.

      Shareholders will receive an annual report containing financial statements which have been audited by the Fund's independent accountants, and a semi-annual report containing unaudited financial statements. Each report will include a list of investment securities held by the Fund. Shareholders may contact the Fund for additional information.

       Duane,   Morris  &  Heckscher,  305  North  Front  Street,
Harrisburg, PA 17108, is legal counsel to the Trust.

     Price   Waterhouse   LLP,  30  South   Seventeenth   Street,
Philadelphia, PA 19103, are the independent accountants for the Trust.

MANAGEMENT OF THE FUND

TRUSTEES - Bruce E. Bowen, Kenneth G. Mertz II, C.F.A., Scott
           C.  Penwell,  Esq., Scott L. Rehr, Dr.  H.  J.  Zoffer,
           Ph.D.

OFFICERS - Scott  L. Rehr, President; Kenneth G.  Mertz  II,
           C.F.A., Vice President and Chief Investment Officer; Daniel W. Moyer IV, Vice President and Secretary; Diane D. Marky, Assistant Secretary

             APPENDIX: YEAR 2000 INDUSTRY COMPANIES

      The Following is a listing of companies (1) common stock of which is (A) available for purchase and sale upon either the New York Stock Exchange ("NYSE") or the American Stock Exchange ("AMEX"), (B) regularly quoted on either the National Market ("NNM") or Small-Cap ("NSC") level of the NASDAQ Automated Quote System ("NASDAQ") of the National Association of Securities Dealers, Inc.("NASD"), or (C) otherwise traded in the over-the-counter dealer market ("OTC") by NASD member firms; and (2) which the Fund's adviser has identified as having stated, or been reported as possessing, an intention of developing or supporting marketable solutions to Year 2000 computer-related problems.

      The listing is based on information derived from publicly available sources, is furnished only as a present illustrative guide to the Y2K industry, and does not purport to be a complete listing of either the Y2K industry as a whole or of the companies which are currently (or which may, at any time in the future) be represented within the portfolio of The Y2K Fund. The Fund's adviser reserves the right to engage in short, as well as long options and short-selling strategies when investing, on behalf of the Fund, in securities issued by these, and other, Y2K companies. For a complete description of the Fund's investment objective and policies, see the Prospectus and accompanying Statement of Additional Information.

                                                          Primary
Company                        Trading Symbol             Trading Market
------- 					   --------------             --------------
Accelr8 Technology Corp.           ACLY                     NNM
AccuStaff,  Inc.                   ASI                      NYSE
AGISS Corporation                  AGCR                     OTC
ALLTEL Corp.                       AT                       NYSE
Alternative Resources Corp.        ALRC                     NNM
Alydaar Software Corp.             ALYD                     OTC
Amdahl Corp.                       AMH                      AMEX
American Management Systems        AMSY                     NNM
American Software                  AMSWA                    NNM
SABRE Group Holdings `A'           TSG                      NYSE
Analysts International Corp.       ANLY                     NNM
BDM International Inc.             BDMI                     NNM
BRC Holdings Inc.                  BRCP                     NNM
BTG Incorporated                   BTGI                     NNM
CACI International Inc.            CACI                     NNM
Cayenne Software Inc.              CAYN                     NNM
CIBER Inc.                         CBR                      NYSE
Claremont Technology Group         CLMT                     NNM
Cognizant Corporation              CZT                      NYSE
Cognos                             COGNF                    NNM
Comdisco Inc.                      CDO                      NYSE
Comforce Corporation               CFS                      AMEX
Complete Business Solutions Inc.   CBSL                     NNM
Computer Associates International  CA                       NYSE
Computer Concepts Corp.            CCEE                     NSC
Computer Horizons Corp.            CHRZ                     NNM
Computer Management Sciences Inc.  CMSX                     NNM
Computer Sciences                  CSC                      NYSE
Computer Task Group Inc.           TSK                      NYSE
Compuware Corp.                    CPWR                     NNM
ConSyGen, Inc.                     CSGI                     OTC
COREStaff Inc.                     CSTF                     NNM
Crystal Systems Solutions          CRYSF                    NNM
Data Dimensions                    DDIM                     NNM
DelSoft Consulting Inc.            DSFT                     OTC
Digital Equipment Corp.            DEC                      NYSE
Egan Systems Inc.                  EGNS                     OTC
Electronic Data Systems Corp.      EDS                      NYSE
Gartner Group `A'                  GART                     NNM
GTE Corp.                          GTE                      NYSE
Hitachi, Ltd. ADR                  HIT                      NYSE
Intl. Business Machines            IBM                      NYSE
Infinium Software                  INFM                     NNM
Information Analysis Inc.          IAIC                     NNM
Information Management Resources   IMRS                     NNM
Informix Corp.                     IFMX                     NNM
International Veronex
Resources Ltd.                     IVXR                     OTC
Intersolv                          ISLI                     NSM
Keane Inc.                         KEA                      AMEX
Logicon Inc.                       LGN                      NYSE
MAPICS Inc.                        MAPX                     NNM
Mastech Corporation                MAST                     NNM
MCI Communications                 MCIC                     NNM
Micro Focus GroupADS               MIFGY                    NNM
NeoMedia Technologies Inc.         NEOM                     NSM
Neoware Systems Inc.               NWRE                     NNM
The NetPlex Group Inc.             NTPL                     NSM
New Dimension Software             DDDDF                    NNM
Norrell Corp.                      NRL                      NYSE
Olsten Corp.                       OLS                      NYSE
Oracle Corp.                       ORCL                     NNM
PeopleSoft Inc.                    PSFT                     NNM
PLATINUM technology Inc.           PLAT                     NNM
Policy Management Systems          PMS                      NYSE
Reliance Group Holdings            REL                      NYSE
Robert Half International          RHI                      NYSE
Romac International Inc.           ROMC                     NNM
Safeguard Scientifics Inc.         SFE                      NYSE
Sapiens International Corp. N.V.   SPNSF                    NNM
SCB Computer Technology Inc.       SCBI                     NNM
SEEC Inc.                          SEEC                     NNM
Sterling Software                  SSW                      NYSE
Strategia Corp.                    STGI                     OTC
SunGard Data Systems               SDS                      NYSE
Sun Microsystems                   SUNW                     NNM
Sybase Inc.                        SYBS                     NNM
Systems & Computer Technology Corp.SCTC                     NNM
Systems Software Associates Inc.   SSAX                     NNM
Techforce Corp.                    TFRC                     NNM
Thinking Tools Inc.                TSIM                     NSM
Titan Corporation                  TTN                      NYSE
Transformation Processing Inc.     TPII                     OTC
TSR Inc.                           TSRI                     NNM
Unicomp Inc.                       UCMP                     NNM
Unisys Corp.                       UIS                      NYSE
VIASOFT Inc.                       VIAS                     NNM
Walker Interactive Systems         WALK                     NNM
Wang Laboratories Inc.             WANG                     NNM
Whittman-Hart Inc.                 WHIT                     NNM
Zitel Corp.                        ZITL                     NNM
ZMAX Corp.                         ZMAX                     OTC

                             PART B

               STATEMENT OF ADDITIONAL INFORMATION

                   DATED ______________, 1997

                   THE YEAR 2000 ("Y2K") FUND

This Statement of Additional Information contains information which may be useful to investors, but which is not included in the Prospectus of The Year 2000 ("Y2K") Fund (the "Fund").
This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus. This Statement is only authorized for distribution when accompanied or preceded by a copy of the Fund's Prospectus dated September __, 1997. You may obtain a free copy of the Prospectus by writing The Y2K Fund, P.O. Box 10666, Lancaster, PA 17605, or by calling (888) Y2K-FUND.



     TABLE OF CONTENTS
     Additional Information Concerning Investment Objectives,
     Policies and Risks....................................    1
               Fundamental Investment Restrictions.........    2
               Other Investment Policies...................    3
     Additional Fund Valuation Information.................    4
     Additional General Fund Information ..................    5
     Additional Purchase and Redemption Information........    6
               Reduced Sales Charge Plans..................    6
     Additional Dividend, Distributions & Taxes Information    8
               Dividend & Distributions....................    8
               Taxes.......................................    8
     Management of the Fund................................    9
               Board of Trustees and Officers of the Fund..    9
               Person Controlling the Fund.................   11
               Investment Adviser and Other Services
			    Providers..................................   11
               The Distribution Plan.......................   13
     Additional Brokerage Allocation Information...........   13
     Measuring Performance.................................   14
     Financial Statements..................................   15
     Appendix A - Description of Ratings...................   16
     Appendix B - Options, Futures and
	  Short-Selling Strategies.............................   18

ADDITIONAL INFORMATION CONCERNING INVESTMENT OBJECTIVES, POLICIES
                            AND RISKS

GENERAL

     The HomeState Group (the "Trust") is registered as a "series" fund, whereby each individual series of the Trust, in effect, represents a separate mutual fund with its own objectives and policies. There are currently three series in operation. Information about the other two series can be obtained by contacting The HomeState Group at the telephone numbers listed herein. The discussion of investment objectives and policies that follows relates only to The Year 2000 ("Y2K") Fund (the "Fund"). In the likely event that further series of the Trust are introduced, these new series would have their own separate objectives and policies and would be disclosed as such.

      The Fund has been formed to invest primarily in equity securities of companies involved in "The Year 2000 Industry" - a grouping of companies which the Fund's adviser shall identify as having stated an intention, or been reported as intending, to develop or support marketable solutions to problems stemming from the susceptibility of certain business and other computer application programs or systems to fail, or to produce inappropriate results with respect to, data, calculations and other processing involving dates subsequent to December 31, 1999 (collectively, the "Year 2000 -- or Y2K -- Problem"). The Fund can invest a larger percentage of its assets in a particular company, and will focus on those companies identified by the Fund's adviser as having what it believes are superior prospects for price appreciation. The Fund's annual portfolio turnover rate is expected to not exceed one hundred and fifty percent.

      The Fund's objective may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund. There can be no guarantee that the investment objective of the Fund will be achieved. The principal risk factor associated with an investment in the Fund is that the market value of the Fund's portfolio securities may decrease and result in a decrease in the value of a shareholder's investment. All investments, including those in mutual funds, have risks, and no investment is suitable for all investors.

CONVERTIBLE SECURITIES

      The Fund may purchase convertible bonds and convertible preferred stock which may be exchanged for a stated number of shares of the issuer's common stock at a price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time of purchase of the convertible security. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. While the value of convertible securities will usually vary with the value of the underlying common stock and will normally fluctuate inversely with interest rates, it may show less volatility in value than that of non-convertible securities. A principal risk associated with the purchase of convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

FIXED-INCOME SECURITIES

       Investment grade corporate bonds are generally defined by the four highest rating categories by Standard & Poor's Corporation ("S & P") and Moody's Investors Services ("Moody's"):
AAA, AA, A or BBB by S & P and Aaa, Aa, A and Baa by Moody's. Corporate bonds rated BBB by S & P or Baa by Moody's are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics. For further information regarding rating categories, see "Appendix A: Description of Ratings" of this Statement.

      The mortgage-related instruments in which the Fund may invest include those issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") (collectively, the "Mortgage-Related Instruments"). The underlying mortgages which collateralize Mortgage-Related Instruments issued by GNMA are fully guaranteed by the Federal Housing Administration or Veteran's Administration, while those collateralizing Mortgage-Related Instruments issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. Mortgage-Related Instruments provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income and the capital portion will be reinvested. Unlike conventional bonds, Mortgage-Related Instruments pay back principal over the life of the Mortgage-Related Instrument rather than at maturity. At the time that a holder of a Mortgage-Related Instrument reinvests the payments and any unscheduled prepayment of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing Mortgage-Related Instruments. As a consequence, Mortgage-Related Instruments may be a less effective means of "locking-in" long-term interest rates than other types of U.S. government securities. While Mortgage-Related Instruments generally entail less risk of a decline during periods of rapidly rising interest rates, they may also have less potential for capital appreciation than other investments with comparable maturities because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if Mortgage-Related Instruments are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of premium paid. Conversely, if Mortgage-Related Instruments are purchased at a discount, both a scheduled payment of principal and an unscheduled payment of principal would increase current and total returns and would be taxed as ordinary income when distributed to shareholders.

REPURCHASE AGREEMENTS

      A repurchase agreement is a contract under which the Fund acquires a security for a relatively short time period (usually not more than one week) subject to the obligation of the seller to repurchase, and of the Fund to resell, such security at a fixed time and price (which represents the Fund's cost, plus interest). The Fund will enter into such agreements only with commercial banks and registered broker-dealers. In these transactions, the securities issued by the Fund will have a total value in excess of the value of the repurchase agreement during the term of the agreement. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest, and it may incur expenses in selling the security. In addition, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the United States Bankruptcy Code of 1983 or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

PORTFOLIO TURNOVER

      As discussed in the Prospectus, the Fund will engage in trading for short-term profits when such trading is believed by the Fund's adviser to be desirable and consistent with the Fund's investment objective of achieving capital appreciation. The Fund may dispose of securities whenever the adviser deems advisable without regard to the length of time such securities have been held. The Fund is not expected to exceed a portfolio turnover rate of 150% on an annual basis.

FUNDAMENTAL INVESTMENT RESTRICTIONS

      The following investment policies and restrictions may not be changed without the approval of a majority of the Fund's outstanding shares. For these purposes, a majority of shares of the Fund is defined as the vote, at a special meeting of the shareholders of the Fund duly called, of more than fifty percent (50%) of the Fund's outstanding voting securities.

The Fund may not:

      1. Invest more than 25% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the United States Government), nor, with respect to at least 50% of its total assets, invest more than 5% of the value of such assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the U.S. Government.

      2. Invest more than 25% of total assets in one industry, except that the Fund shall, under normal conditions, invest not less than 25% of its total assets in the Year 2000/Technology industries.

      3. Issue or sell senior securities, except that the Fund may engage in options, futures and/or short-selling strategies provided the Fund either (i) sets aside liquid, unencumbered, daily marked-to-market assets in a segregated account with its custodian in amounts as prescribed by pertinent SEC guidelines, or (ii) holds securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities or other options or futures contracts used for cover will not be sold or closed out while such strategies are outstanding, unless they are replaced with similar assets.

     4. Borrow money, except from a bank or for purposes of purchasing securities on margin
(provided that such purchases may not exceed 120% of total assets taken at current value). Such borrowing will be limited to no more than 5% of total net assets.

     5. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

     6. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate that are issued or backed by the United States Government, its agencies or instrumentalities.

      7. Acquire more than 10% of the outstanding voting securities of any issuer; or make investments for the purpose of gaining control of a company's management.

      8. Make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than 25% of the current value of its total net assets.

      The aforementioned investment limitations are considered as applying at and as of the time when purchases, sales, short sales or other transactions initially occur.


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

      In addition to the fundamental investment restrictions listed above, the Funds have also adopted the following non-fundamental investment policies. These policies may be changed by the Funds' Board of Trustees without shareholder approval.

The Fund:

      1. Will not invest more than 15% in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than 7 days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale);


      2. May not invest in the securities of other investment companies (excepting no-load, open-end money market mutual funds, and excepting the case of acquiring such companies through merger, consolidation or acquisition of assets).

      3. May not write options (whether on securities or securities indexes) or initiate further short-sale positions if aggregate exercise prices of previously written outstanding options, together with the value of assets used to cover outstanding short-sale positions, would exceed 25% of the Fund's total net assets.

      4. Will not invest in foreign traded options or futures contracts.

       5. Will not purchase or sell non-hedging futures contracts or related options if aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's total assets. For purposes of this limitation, unrealized profits and unrealized losses on any open contracts are taken into account, while the in-the-money amount of an option that is, or was, in-the-money at the time of purchase is excluded.

      6..    May  invest  its  cash  for  temporary  purposes  in
commercial paper, certificates of deposit, money market mutual funds, repurchase agreements (as set forth in Item 1 above) or other appropriate short-term investments.

(To be eligible for investment by the Fund, commercial paper must be rated A-1 or A-2 by Standard & Poor's Corporation ("S & P") or Prime-1 or Prime-2 by Moody's Investor Services ("Moody's"), or issued by a company with an unsecured debt issue currently outstanding rated AA by S & P or Aa by Moody's, or higher. For more information on ratings, see "Appendix A: Description of Ratings" in this Statement. Certificates of Deposit ("CD's") must be issued by banks or thrifts which have total assets of at least $1 billion. In the case of a bank or thrift with assets of less than $1 billion, the Fund will only purchase CD's from such institutions covered by FDIC insurance, and only to the dollar amount insured by the FDIC.)

     7. May invest in securities convertible into common stock, but only when the Fund's investment adviser believes the expected total return of such a security exceeds the expected total return of common stocks eligible for inclusion in the Fund's portfolio. The Fund will only invest in investment-grade convertible securities, i.e., those rated in the top four categories by either Standard & Poor's Corporation ("S & P") or Moody's Investor Services, Inc. ("Moody's"). See "Appendix A: Description of Ratings" in this Statement.

                ADDITIONAL FUND VALUATION INFORMATION

      The Fund determines its net asset value per share daily by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The Fund's net asset value per share is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") every day the Exchange is open for trading. The Exchange closes at 4:00 p.m. Eastern Time on a normal business day. Presently, the Exchange is closed on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Temporary investments held by the Fund portfolios having a remaining maturity of less than sixty days when purchased and securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less may be valued at cost, adjusted for amortization of premiums or accrual of discounts, if in the judgment of the Board of Trustees such methods of valuation are appropriate, or under such other methods as the Board of Trustees may from time to time deem to be appropriate. The cost of those temporary securities that had original maturities in excess of sixty days shall be determined by their fair market value as of the sixty-first day prior to maturity. All other securities and assets in the portfolios will be appraised in accordance with those procedures established in good faith in computing the fair market value of these assets by the Board of Trustees.


               ADDITIONAL GENERAL FUND INFORMATION

DESCRIPTION OF SHARE AND VOTING RIGHTS

      The Declaration of Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest without par value from separate classes ("Series") of shares. Currently the Trust is offering shares of three Series: The Y2K Fund, the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund.

      The shares of the Trust are fully paid and nonassessable except as set forth under "Shareholder and Trustee Liability" and
have   no  preference  as  to  conversion,  exchange,  dividends, retirement or other features. The shares of the Trust have no pre-emptive rights. The shares of the Trust have non-cumulative voting rights which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Trust. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the class, shall be voted in the aggregate and not by class except that shares shall be voted as a separate class with to respect matters affecting that class or as otherwise required by applicable law.

     The Trust will continue without limitation of time, provided however that:

      1) Subject to the majority vote of the holders of shares of any Series of the Trust outstanding, the Trustees may sell or convert the assets of such Series to another investment company in exchange for shares of such investment company and distribute such shares ratably among the shareholders of such Series;

      2) Subject to the majority vote of shares of any Series of the Trust outstanding, the Trustees may sell and convert into money the assets of such Series and distribute such assets ratably among the shareholders of such Series; and

      3) Without the approval of the shareholders of any Series, unless otherwise required by law, the Trustees may combine the assets of any two or more Series into a single Series so long as such combination will not have a material adverse effect upon the shareholders of such Series.

      Upon completion of the distribution of the remaining proceeds or the remaining assets of any Series as provided in paragraphs 1), 2), and 3) above, the Trust shall terminate as to that Series and the Trustees shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties shall be canceled and discharged.

Shareholder and Trustee Liability. - Under Pennsylvania law, shareholders of such a Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Therefore, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      The Fund's shares are sold at net asset value with a sales charge payable at the time of purchase. The Prospectus contains a general description of how investors may buy shares of the Fund, as well as a table of applicable sales charges for the Fund. This Statement contains additional information which may be of interest to investors.

      The Fund is currently making a continuous offering of their shares. The Fund receives the entire net asset value of shares sold. The Fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. The public offering price is the net asset value plus the applicable sales charge, if any.

      For orders placed through the Fund's established broker-dealer network, the public offering price will be based on the net asset value determined on the day the order is placed, but only if (i) the dealer has received the order before the close of the Exchange, and (ii) the dealer transmits it to the Fund's Distributor prior to the close of the Exchange that same day (normally 4:00 p.m. Eastern time). The dealer is responsible for transmitting this order by 4:00 p.m. Eastern time, and if the dealer fails to do so, the customer's entitlement to that day's closing price must be settled between the customer and the dealer. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value determined as of the close of the Exchange on the next day it is open.

      If funds are sent directly to Rodney Square, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for purchase of shares of the Fund must be in United States dollars. If payment is made by check, the check must be drawn on a United States bank.

REDUCED SALES CHARGE PLANS

      Shares of the Fund may be purchased at a reduced sales charge to certain investors listed in the Fund's Prospectus and below. The underwriter's commission (paid to the Distributor) is the sales charge shown in the Prospectus, less any applicable dealer concession. The dealer concession is paid to those firms selling shares as a member of the Fund's broker-dealer network. The dealer concession is the same for all dealers, except that the Distributor retains the entire sales charge on any retail sales made by it. Following are detailed discussions of some of the reduced sales charge plans listed in the Fund's Prospectus:

COMBINED PURCHASE PRIVILEGE - Certain investors may qualify for a reduced sales charge by combining purchases into a single "purchase" if the resulting "purchase" totals at least $50,000. The applicable sales charge for such a "purchase" is based on the combined purchases of the following: (i) an individual, or a "company," as defined in section 2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount); (ii) an individual, their spouse and their children under age twenty-one, purchasing for his, her or their own account; (iii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iv) a single purchase for the employee benefit plans of a single employer. Rodney Square, the Fund's Transfer Agent, must be advised of the related accounts at the time the purchase is made.

RIGHT OF ACCUMULATION - An investor's purchase of additional shares may qualify for a cumulative quantity discount by combining a current purchase with certain other shares already owned ("Right of Accumulation"). The applicable shares charge is based on the total of: (i) the investor's current purchase; (ii) the net asset value (valued at the close of business on the previous day of (a.) all shares of the series held by the investor, and (b.) all shares of any other series fund of the HomeState Group which may be introduced and held by the investor; and (iii) the net asset value of all shares described in section
(ii) above owned by another shareholder eligible to combine their purchase with that of the investor into a single "purchase" (See "Combined Purchase Privilege" above).

     To qualify for the Combined Purchase Privilege or obtain the Right of Accumulation on a purchase through a broker-dealer, when each such purchase is made the investor or dealer must provide the Distributor with sufficient information to verify that the purchase qualifies for the privilege or discount.

LETTER OF INTENT - Investors may purchase shares at a reduced sales charge by means of a written Letter of Intent (a "Letter"), which expresses the investor's intention to invest a minimum of $50,000 within a period of 13 months in shares of the Funds.

      Each purchase of shares under a Letter will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in such Letter. At the investor's option, a Letter may include purchases of shares made not more than ninety days prior to the date the investor signed the Letter; however, the 13-month period during which the Letter is in effect will then begin on the date of the earliest purchase to be included. Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the Combined Purchase Privilege (see above) may purchase shares under a single Letter. The Letter is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter is 20% of such stated amount. Shares purchased with the first 2.9% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed accounts will be involuntarily redeemed to pay the additional sales charge, if necessary.

      To the extent that an investor purchases more than the dollar amount indicated in the Letter and qualifies for a further reduction in the sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, the sales charge adjustment will be used to purchase additional shares of the Trust's series at the then-current offering price applicable to the actual amount of the aggregate purchases. No sales charge adjustment will be made until the investor's dealer returns any excess commissions previously received. Dividends and distributions on shares held in escrow, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. The escrow will be released when the full amount indicated has been purchased. Investors making initial purchases who wish to enter into a Letter may complete the appropriate section of the Subscription Application Form. Current shareholders may call the Fund at (800) 232-0224 to receive the appropriate form.

REINSTATEMENT OF PRIVILEGE - An investor who has sold shares of the Fund may reinvest the proceeds of such sale in shares of the Fund within 120 days of the sale, and any such reinvestment will be made at the Fund's then-current net asset value, so that no sales charge will be levied. Investors should call the Fund for additional information.

      By exercising this reinstatement privilege, the investor does not alter the federal income tax treatment of any capital gains realized on the previous sale of shares of the series, but to the extent that any shares are sold at a loss and proceeds are reinvested in shares of the series, some or all of the loss may be disallowed as a deduction. Please contact your tax adviser for more information concerning tax treatment of such transactions.

     ADDITIONAL DIVIDEND, DISTRIBUTIONS & TAXES INFORMATION

DIVIDENDS AND DISTRIBUTIONS
Dividends, if any, will be declared and paid in July and December. Capital gains, if any, will be declared and paid in July and December. All such payments will be declared on the 15th of the month and paid on the 20th of the month. If any of these dates falls on a weekend, both the declaration and payment dates will be moved accordingly to the next business day.

      If you elect to receive cash dividends and/or capital gains distributions and a check is returned as undelivered by the United States Postal Service, the Fund reserves the right to invest the check in additional shares of the Fund at the then-current net asset value and to convert your account's election to automatic reinvestment of all distributions, until the Fund's Transfer Agent receives a corrected address in writing from the number of account owners authorized on your application to change the registration. If the Transfer Agent receives no written communication from the account owner(s) and there are no purchases, sales or exchanges in your account for a period of time mandated by state law, then that state may require the Transfer Agent to turn over to state government the value of the account as well as any dividends or distributions paid.

      After a dividend or capital gains distribution is paid, the Fund's share price will drop by the amount of the dividend or distribution. If you have chosen to have your dividends or distributions paid to your account in additional shares, the total value of your account will not change after the dividend or distribution is paid. In such cases, while the value of each share will be lower, each reinvesting shareholder will own more shares. Reinvested shares will be purchased at the price in effect at the close of business on the day after the record date.

TAXES
Each series of the Trust is treated as a separate mutual fund for federal income tax purposes. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify, and, therefore to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

      (1) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities, loans, and gains from the sale of stock and securities, or other income derived with respect to its business of investing in such stock or securities;

     (2) Derive less than 30% of its gross income from gains from the sale or other disposition of certain assets (including stock or securities) held for less than three months;

      (3)  Distribute with respect to each taxable year at  least
90% of its taxable and tax-exempt income for such year; and

      (4) Diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, United
States Government securities, securities of other investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities (other than those of the United States Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related types of businesses.

      If the Fund qualifies to be taxed as a regulated investment company it is accorded special tax treatment and will not be subject to federal income tax on income distributed to its shareholders in the form of dividends (including both capital gain and ordinary income dividends). If, however, the Fund does not qualify for such special tax treatment, the Fund will be subject to tax on its taxable income at corporate rates, and could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. In addition, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gain for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax. In calculating its income, the Fund must include dividends in income not when received, but on the date when the stock in question is acquired or becomes ex-dividend, whichever is later.

OTHER TAX INFORMATION

RETURN OF CAPITAL DISTRIBUTIONS  -  If  the  Fund   makes   a
distribution to you in excess of its accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares.

CAPITAL GAINS - When you purchase shares of the Fund, the Fund's then-current net asset value may reflect undistributed capital gains or net unrealized appreciation of securities held by the Fund. If the Fund subsequently distributed such amounts to you, the distribution would be taxable, although it constituted a return of your investment. For federal income tax purposes, the Fund is permitted to carry forward net realized capital losses, if any, and realize net capital gains up to the amount of such losses without being required to pay taxes on or distribute such gains which, if distributed, might be taxable to you.

DIVIDENDS - The Code provides a 70% deduction for dividends received by corporate shareholders, with certain exceptions. It is expected that only part of the Fund's investment income will be derived from dividends qualifying as such and, therefore, not all dividends received will be subject to the deduction.

SHARES PURCHASED THROUGH RETIREMENT PLANS - Special tax rules and fiduciary responsibility requirements apply to investments made through retirement plans which satisfy the requirements of
Section 401(a) of the Code. Shareholders of the Fund should consult with their tax adviser to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of such an investment on their particular tax situation.


                     MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
      The following individuals hold positions as Trustees and/or
Officers of the Trust. Their position with the Trust is listed along with their business occupations for the previous five years:

Name, Position and Occupation for previous Five Years

SCOTT L. REHR*, 1857 William Penn Way, Lancaster, PA 17601, President and Trustee, age 33, has been Senior Vice President and Treasurer of Emerald Advisers, Inc. since 1991. He was Vice
President of Weik Investment Services, Inc. from 1990 to 1991. He was Vice President of Penn Square Mutual Fund and the William Penn Interest Income Fund from 1989 to 1990 and Director of Investor Services , Penn Square Management Corp. from 1986 to 1989.

BRUCE E. BOWEN, 1536 Buttonbush Circle, Palm City, Fl 34990, Trustee, age 59, is currently a private investor. He retired as Vice Chairman and Secretary of Penn Square Mutual Fund, positions he held from 1968 to 1988 and Vice Chairman and Secretary of William Penn Interest Income Fund positions he held from 1987 to 1988. He also served as Vice President and Secretary of Penn Square Management Corp. from 1964 to 1988. He also was a Director of Berk-Tek, Inc. from 1987 to 1991 and Director of Morgan Corporation, from 1989 to 1991.

KENNETH G. MERTZ II, C.F.A.*, 1857 William Penn Way, Lancaster, PA 17601, Trustee, Vice President and Chief Financial Officer, age 44, has been President and Chief Investment Officer of Emerald Advisers, Inc. since 1992. He was Chief Investment Officer for the Pennsylvania State Employes Retirement System from 1985 to 1992. He was a Member of the National Advisory Board, Northwest Center for Professional Education/Real Estate Investment for Pension Funds from 1991 to 1992 and a Member of the Advisory Board, APA/Fostin Pennsylvania Venture Capital Fund from 1987 to 1992.

DANIEL W. MOYER IV*, 1857 William Penn Way, Lancaster, PA 17601, Vice President and Secretary, age 41, has been Vice President of Emerald Advisers, Inc. since 1992 as well as a Registered Representative for First Montauk Securities Corp. since 1992. He was the Branch Office Manager for Keogler Morgan & Co. and a Registered Representative and Director for Financial Management Group from 1988 to 1992.

SCOTT C. PENWELL, ESQ. **, 305 North Front Street, Harrisburg, PA 17108, Trustee, age 43, has been a partner at Duane, Morris & Heckscher since 1981. He has also been Chairman of the Securities Regulation Committee of the Corporation, Banking and Business Law Section of the Pennsylvania Bar Association since 1994.

DR. H. J. ZOFFER, Joseph M. Katz School of Business, 366 Mervis Hall, Pittsburgh, PA 15260, Trustee, age 66, has been Professor of Business Administration at Joseph M. Katz School of Business since 1966. He was Dean of Joseph M. Katz School of Business, University of Pittsburgh from 1966 to 1996. He is also a Director of Penwood Savings Association.

DIANE D. MARKY, Rodney Square North, 1100 N. Market St., Wilmington, DE 19890-0001, Assistant Secretary, age 33, has been a Senior Fund Administrator of RSMC since 1994 and a Fund Administration Officer of RSMC since July 1991. She was a Mutual Fund Accountant for RSMC from 1989 to 1991.

*  EMPLOYEE  OF  EMERALD ADVISERS, INC. AND  "INTERESTED  PERSON"
WITHIN THE MEANING OF THE INVESTMENT COMPANY ACT OF 1940.
**  EMPLOYEE  OF  THE  TRUST'S LEGAL  COUNSEL  AND  THEREFORE  AN
"INTERESTED PERSON" WITHIN THE MEANING OF THE INVESTMENT  COMPANY
ACT OF 1940.

      The Trustees of the Funds who are not employed by the Adviser, the Distributor, or their affiliates (the "Disinterested Trustees") receive an annual retainer of $ 1,000 for The Y2K Fund, $350 for each Trustees meeting attended, and $100 for each Audit Committee meeting attended. The Funds will also reimburse the Independent Trustees' travel expenses incurred attending Board meetings.

                                                  COMPENSATION TABLE

Name and Title           Aggregate Pay    Aggregate Pay       Aggregate Pay       Total Pay
                            From PA        From Select          From The      From Fund Complex (1)
					      Growth Fund   Opportunities Fund      Y2K Fund           Complex (1)
Scott L. Rehr
 Trustee and President      $0                $0                  $0                 $0

Bruce E. Bowen
 Trustee                     2,000             0                   0                  2,000

Daniel W. Moyer, IV
  Vice-President and
  Secretary                  0                 0                   0                  0

Kenneth G. Mertz, II
 Trustee, Vice-President
 and Chief Investment
 Officer                     0                 0                   0                  0

Scott C. Penwell
 Trustee                     2,000             0                   0                  2,000

Dr. H. J. Zoffer
 Trustee                     2,000             0                   0                  2,000

      The Officers of the Funds receive no compensation for their services as such.

      As  of  October 1, 1997, the Trustees and Officers  of  the
Funds owned, as a group, less than one percent of the outstanding shares of the Fund.

      The Declaration of Trust provides that the Trust will indemnify the Trustees and may indemnify its officers and employees against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust that they have acted in bad faith, with reckless disregard of his/her duties, willful misconduct or gross negligence. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees, officers and employees.

PERSON CONTROLLING THE FUND

      As of October 1, 1997, the Fund's adviser owned all of the outstanding shares of the Fund.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISER AND PRINCIPAL UNDERWRITER
Emerald Advisers, Inc., 1857 William Penn Way, Lancaster, PA 17601, and Rodney Square Distributors, Inc., Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, are the Fund's investment adviser and distributor, respectively. The Distributor is not obligated to sell any specific amount of shares of the Fund and will purchase shares for resale only against orders for shares. The Distributor is a Delaware corporation, a broker-dealer registered with the Securities and Exchange Commission, and a member of the National Association of Securities Dealers, Inc., (the "NASD"). The Distributor is an affiliate of Rodney Square, which also provides administrative, shareholder and accounting services to the Funds. Some officers of the Fund are employed by the Adviser and may also distribute shares of the Funds as registered representatives of the Distributor.

      Effective August 19, 1994, Emerald Advisers, Inc. the investment adviser of the Fund, became a wholly-owned subsidiary of Emerald Asset Management, Inc. ("EAM"), 1857 William Penn Way, Lancaster, PA 17601. The shareholders of EAM are: Joseph E. Besecker, James Brubaker, J. Jeffrey Fox, Kenneth G. Mertz II, Daniel W. Moyer IV, Scott L. Rehr, Paul W. Ware and Judy S. Ware. The following individuals have the following positions and offices with the Trust and EAI:

                         POSITION WITH:

NAME:               ADVISER                       TRUST
Scott   L.  Rehr    Senior  Vice  President,      Trustee, President
                    Treasurer, Director

Kenneth G.          President, Director           Trustee, Vice
Mertz II, C.F.A.                                  President, Chief
                                                  Investment Officer

Daniel  W.           Vice President, Director     Vice President and
Moyer IV                                          Secretary

      In carrying out its responsibilities under the investment advisory contract with the Fund, EAI furnishes or pays for all facilities and services furnished or performed for, or on behalf of, the Fund. Such items may include, but are not limited to: office facilities, office support materials and equipment, records and personnel necessary to manage the Fund's daily affairs. In return for these services, the Fund has agreed to pay EAI an annualized fee, based on the average market value of the net assets of the Fund, computed each business day and paid to EAI monthly. The fee is paid as follows:

     Assets $0 to $100 Million.........................     1.00%
     Over $100 Million.................................      .90%

      These fees are higher than most other registered mutual funds but comparable to fees paid by equity funds of a similar investment objective and size.

     The Fund pays all of its expenses other than those expressly assumed by the Adviser. Specifically, the Fund pays the fees and expenses of its transfer agent, custodian, independent auditors and legal counsel. These fees are generally for the costs of necessary professional services, regulatory compliance, and those pertaining to maintaining the Fund's organizational standing. The resulting fees may include, but are not limited to: brokerage commissions, taxes and organizational fees, bonding and insurance, custody, auditing and accounting services, shareholder communications and shareholder servicing, and the cost of financial reports and prospectuses sent to Shareholders. The Adviser will reimburse its fee to the Fund to the extent such fee exceeds the most restrictive expense limitation in effect by a state regulatory agency where the Fund's shares are registered for purchase. The Adviser reserves the right to voluntarily waive any portion of its advisory fee at any time.

ADMINISTRATOR, ACCOUNTING AGENT AND TRANSFER AGENT

      Rodney Square Management Corporation, Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, is the administrator, accounting agent and transfer agent for the Fund. As administrator, Rodney Square provides administrative and operational services and facilities. As transfer, dividend disbursing, and shareholder servicing agent for the Fund, Rodney Square is responsible for all such corresponding duties, including: maintenance of the Fund's shareholders' records, transactions involving the Fund's shares, and the compilation, distribution, or reinvestment of income dividends or capital gains distributions, and shareholder communication regarding these items. Rodney Square also performs certain bookkeeping and accounting duties for the Fund.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Wilmington Trust Company, One Rodney Square, Wilmington, DE 19801 "WTC"), is the custodian of the securities and cash of the Fund. Price Waterhouse LLP, 30 South Seventeenth Street, Philadelphia, PA 19103, are the independent accountants which audit the annual financial statements of the Fund.

THE DISTRIBUTION PLANS

General Information. In order to compensate investment dealers (including for this purpose certain financial institutions) for services provided in connection with sales of shares of the Fund and maintenance of shareholder accounts within the Fund, the Distributor makes quarterly payments to qualifying dealers based on the average net asset value of shares of the Fund which are attributable to shareholders for whom the dealers are designated as the dealer of record. The Distributor makes such payments at the annual rate of 0.50% of the average net asset value of the Fund, with "average net asset value" attributable to a shareholder account meaning the product of (i) the average daily share balance of the account multiplied by (ii) the Fund's average daily net asset value per share.

      For administrative reasons, the Distributor may enter into agreements with certain dealers providing for the calculation of "average net asset value" on the basis of assets of the accounts of the dealer's customers on an established day in each quarter. The Distributor may suspend or modify these payments at any time. Payments are subject to the continuation of the Fund's Plan described below and the terms of service agreements between dealers and the Distributor.

The Y2K Fund is currently operating with Distribution Plan (the "Plan"). The Fund has adopted a Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Fund to compensate the Distributor for services provided and expenses incurred by it in promoting the sale of shares of the Fund, reducing redemptions, or maintaining or improving services provided to shareholders by the Distributor or dealers. By promoting the sale of shares and/or reducing redemptions, the Plan should help provide a continuous cash flow, affording the Adviser the ability to purchase and redeem securities without forcing the Adviser to make unwanted redemptions of existing portfolio securities.

      The Plan provides for quarterly payments by the Fund to the Distributor at the annual rate of up to 0.70% of the Fund's average net assets, subject to the authority of the Trust's Board of Trustees to reduce the amount of payments or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Board of Trustees. At present, the Trustees have approved payments under the Plan for the purpose of reimbursing the Distributor for payments made by it to dealers under the service agreements referred to above as well as for certain additional expenses related to shareholder services and the distribution of shares, subject to the maximum annual rate of 0.70% of the Fund's average net assets. Continuance of the Plan is subject to annual approval by a vote of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect interest in the Plan or related arrangements (these Trustees are known as "Disinterested Trustees"), cast in person at a meeting called for that purpose. All material amendments to the Plan must be likewise approved by separate votes of the Trustees and the Disinterested Trustees of the Trust. The Plan may not be amended in order to increase materially the costs which the Fund bear for distribution pursuant to the Plan without also being approved by a majority of the outstanding voting securities of the Fund. The Plan terminates automatically in the event of their assignment and may be terminated without penalty, at any time, by a vote of the majority of (i) the outstanding voting securities of a Fund, or
(ii) the Disinterested Trustees.


           ADDITIONAL BROKERAGE ALLOCATION INFORMATION

      EAI places orders for the purchase or sale of portfolio securities of the Fund. In choosing a particular broker to execute a given transaction, EAI uses the following criteria: (1) the past capabilities of that broker in executing such types of trades; (2) the quality and speed of executing trades; (3) competitive commission rates; and (4) all other factors being equal, useful research services provided by the brokerage firm. The research services provided to EAI are used to advise all of its clients, including the Fund, but not all such services furnished are used to advise the Fund. Research services can
include  written  reports  and  interviews  by  analysts   on   a
particular industry or company or on economic factors, and other such services which can enhance EAI's ability to gauge the potential investment worthiness of companies and/or industries, such as evaluation of investments, recommendations as to the purchase or sale of investments, newspapers, magazines, quotation services and news services. If these services are not used exclusively by EAI for Fund research purposes, then EAI, based upon allocations of expected use, bears that portion of the service's cost that directly relates to non-Fund research use. The management fee paid by the Fund to EAI is not reduced because EAI receives these services even though EAI might otherwise be required to purchase some of these services for cash. EAI does not pay excess commissions to any broker for research services provided or for any other reason. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD") and subject to seeking the most favorable price and execution available and such other policies as the Board of Trustees may determine, EAI may consider sales of shares of front-end load series of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.


      Portfolio Turnover Rate. The portfolio turnover rate is calculated by dividing the lesser of each Fund's annual purchases and sales of portfolio securities for the particular fiscal year by the monthly average value of the portfolio securities owned by each Fund during the year. All securities, including options, whose maturity or expiration date at the time of acquisition was one year or less are to be excluded from both the numerator and the denominator.

                      MEASURING PERFORMANCE

     Average annual total return data ("Standardized Return") for the Fund may from time to time be presented in the Prospectus, this Statement and in advertisements. Each Fund's "average annual total return" is an average annual compounded rate of return. It is the rate of return based on factors that include a hypothetical investment of $1,000 held for a number of years with an Ending Redeemable Value of that investment, according to the following formula:

                  (ERV/P) 1/n - 1 = T

                  where:     P   =  hypothetical initial payment of $1,000
                             T   =  average annual total return
                             n   =  number of years
                             ERV =  ending redeemable value at end of the
                                    period of a hypothetical $1,000 payment
                                    made at the beginning of that period.

      Total return data ("Non-Standardized Return") may also be presented from time to time. The calculation of the Fund's "total return" uses some of the same factors as the calculation of the average annual total return, but does not average the rate of return on an annual basis. Total return measures the cumulative (rather than average) change in value of a hypothetical investment in the Fund over a stated period. Total return is stated as follows:

               P(1 + T)(n)  = ERV

      Both methods of total return calculation assume: (i) deduction of the Fund's maximum sales charge, if applicable, and
(ii) reinvestment of all Fund distributions at net asset value on the respective date. Average annual total return and total return calculation is a measurement of past performance, and is not indicative of future results. Share prices will fluctuate so that an investor's shares in the Fund may be worth more or less than their original purchase cost when redeemed.


     The Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund ratings services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, of broad groups of comparable mutual funds or of unmanaged indices (such as the Standard & Poor's 500, Dow Jones Industrial Average, NASDAQ Composite, Wilshire 5000 or Wilshire 4500 indices), which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. A Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                           APPENDIX A:
                     DESCRIPTION OF RATINGS

Following are descriptions of investment securities ratings from Moody's Investor Services ("Moody's") and Standard & Poor's Corporation ("S & P"). See pages 4 and 5 of this Statement for how these ratings relate to investments in the Fund's portfolio.

I. COMMERCIAL PAPER RATINGS:

      A. Moody's: Issuers rated Prime-1 have a superior capacity, issuers rated Prime-2 have a strong capacity, and issuers rated
Prime-3 have an acceptable capacity for the repayment of short-term promissory obligations.

       B. S & P: Issues rated A are the highest quality obligations. Issues in this category are regarded as having the greatest capacity for timely payment. For issues designated A-1 the degree of safety regarding timely payment is very strong. For issues designated A-2 the capacity for timely payment is also strong, but not as high as for A-1 issues. Issues designated A-3 have a satisfactory capacity for timely payment.

II. CORPORATE BOND RATINGS:

     A. Moody's:
     Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there maybe other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

These categories are considered to be of "Investment Grade" by Moody's. Moody's applies numerical modifiers "1," "2," and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     B. S & P:
      AAA  -  This is the highest rating assigned by  Standard  &
Poor's to a debt obligation and indicates an extremely strong capacity to pay principal & interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A  -  Bonds rated A have a strong capacity to pay principal and  interest, although they are somewhat more susceptible to the
adverse   effects  of  changes  in  circumstances  and   economic
conditions.

      BBB  -  Bonds rated BBB are regarded as having an  adequate capacity to pay principal and conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

S & P classifies corporate bonds of these ratings to be of "Investment Grade." Plus (+) or Minus (-): The ratings from AA to
B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

III. PREFERRED STOCK RATINGS:

      Both Moody's and S & P use the same designations for corporate bonds as they do for preferred stock except in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks, the relative quality descriptions are comparable to those described above for corporate bonds.

Ratings by Moody's and S & P represent their respective opinions as to the investment quality of the rated obligations. These ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due, but rather serve as a general guide in comparing prospective investments.

                           APPENDIX B

          OPTIONS, FUTURES AND SHORT-SELLING STRATEGIES

      REGULATION OF THE USE OF OPTIONS, FUTURES AND SHORT-SELLING STRATEGIES. As discussed in the Prospectus, in managing the Fund, the adviser may engage in certain options, futures and short-selling strategies to hedge various market risks or to enhance potential gain. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and short-selling is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these trading regulations.

      COVER REQUIREMENTS. The Fund will not use leverage in its options, futures and short-selling strategies. Accordingly, the Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside liquid, unencumbered, daily marked-to-market assets in the prescribed amount(s) in one or more segregated accounts with the Fund's custodian; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Fund's assets could impede portfolio management, or the Fund's ability to meet redemption requests or other current obligations.

      OPTIONS STRATEGIES. The Fund may purchase and write (sell) options on securities and securities indices that are traded on U.S. exchanges and in the over-the-counter ("OTC") market. Currently, options on debt securities are primarily traded on the OTC market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra-party with no clearing organization guarantee unless the parties provide for it. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of any premium paid by the Fund as well as the loss of the expected benefit of the transaction. Accordingly, before the Fund purchases or sells an OTC option, the adviser assesses the creditworthiness of each counterparty and any guarantor or credit enhancement of the counterparty's credit to determine whether the terms of the option are likely to be satisfied.

     The Fund may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

      The Fund may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Fund realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

      The Fund may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Fund may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which the Fund purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

      The Fund may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Fund declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund will be obligated to sell the security at less than its market value.

      Securities used to cover OTC call options written by the Fund are considered illiquid and therefore subject to the Fund's limitations on investing in illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure is considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The Fund could lose the ability to participate in an increase in the value of the underlying securities above the exercise price because the increase would likely be offset by an increase in the cost of closing out the call option (or could be negated if the buyer chose to exercise the call option at an exercise price below the current market value).

     The Fund may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Fund would expect to suffer a loss.

     The Fund may purchase put and call options and write covered put and call options on indexes in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of a index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Fund invests. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of indexes on which options are purchased or written.

      The Fund may purchase and write covered straddles on securities or indexes. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Fund would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Fund would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Fund will set aside cash and/or liquid, unencumbered securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     The Fund may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indexes ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Fund the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if the Fund holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Fund holds a put warrant and the value of the underlying index falls, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Fund holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Fund holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Fund does not exercise an index warrant prior to its expiration, then the Fund loses the amount of the purchase price that it paid for the warrant.

      The Fund will normally use index warrants as it may use index options. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at any time or in any quantity.


      OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, the Fund has adopted the following investment guidelines to govern its use of such strategies. These guidelines may be modified by the Board of Trustees without shareholder approval:

     (1) The Fund will write only covered options, and each such option will remain covered so long as
		   the  Fund  is obligated thereby.

     (2)  The  Fund  will  not  write  options  (whether  on
          securities   or  securities          indexes)   if
          aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding short-sale positions, would exceed 25% of its total net assets.

      SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Fund wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Fund may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Fund may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Fund is unable to effect a closing purchase transaction with respect to options it has acquired, the Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Fund may experience material losses due to losses on the option transaction itself and in the covering securities.

      In considering the use of options to enhance returns or for
hedging  purposes,  particular  note  should  be  taken  of   the
following:

           (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

           (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, the Fund will realize a loss in the amount of the premium paid and any transaction costs.

          (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

           Closing transactions may be effected with respect to options traded in the OTC markets only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the Fund will enter into OTC options with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-
     party, the Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, which would result in the Fund having to exercise those options that it has purchased in order to realize any profit. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund.

           (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Fund writes a call option on an index, the Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Fund holds an index option and exercises it before the closing index value for that day is available, the Fund runs the risk that the level of the underlying index may subsequently change.

           (5) The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

     FUTURES AND RELATED OPTIONS STRATEGIES. The Fund may engage in futures strategies for hedging purposes to attempt to reduce the overall investment risk that would normally be expected to be associated with ownership of the securities in which it invests. The Fund may also engage in futures strategies to enhance potential gain, subject to certain voluntary, as well as regulatory, percentage limitations as discussed below.

      The Fund may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Fund's securities holdings. To the extent that a portion of the Fund's holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if the Fund correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Fund's holdings. The Fund may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities which may then be purchased in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that the Fund intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

      As in the case of a purchase of an index futures contract, the Fund may purchase a call option on an index futures contract to hedge against a market advance in securities that the Fund plans to acquire at a future date. The Fund may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Fund. This is analogous to writing covered call options on securities. The Fund also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Portfolio.

      FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, the Fund has adopted the following investment guidelines to govern its use of such strategies. These guidelines may be modified by the Board of Trustees without shareholder vote.

           (1) The Fund will engage only in covered futures transactions, and each such transaction will remain covered
	 so long as the Fund is obligated thereby.

           (2) The Fund will not purchase or sell non-hedging futures contracts or related options if aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's total assets. For purposes of this limitation, unrealized profits and unrealized losses on any open contracts are taken into account, while the in-the-money amount of an option that is, or was, in-the-money at the time of purchase is excluded.

           (3) The Fund will not write options (whether hedging or non-hedging) on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indexes), together with the value of assets used to cover all outstanding short-sale positions, would exceed 25% of its net assets.

      SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Fund is required to deposit with the Fund's custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to the market." For example, when the Fund purchases a contract and the value of the contract rises, the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, the Fund is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of the Fund's obligations to or from a clearing organization.

      Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Fund to close a position and, in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

      In  considering  the  Fund's use of futures  contracts  and
related  options,  particular  note  should  be  taken   of   the
following:

           (1) Successful use by the Fund of futures contracts and related options will depend upon the adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if the Fund has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, the Fund may need to sell assets at a time when such sales are disadvantageous to the Fund. If the price of the futures contract moves more than the price of the underlying securities, the Fund will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

           (2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

           (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

           (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

           (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

          (6) As is the case with options, the Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, the Fund also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

SHORT-SELLING

      Whenever the Fund effects a short sale, it will set aside, in segregated accounts with the Fund's custodian, cash, U.S. Government Securities or other liquid assets equal to the difference between (i) the market value of the securities sold short; and (ii) any cash or U.S. Government Securities required to be deposited as collateral with the broker in connection with the short sale (but not including the proceeds of the short sale). Until the Fund replaces the security it borrowed to make the short sale, it must maintain daily the segregated accounts at such a level that (i) the amount deposited therein, plus the amount deposited with the broker as collateral, will equal the current market value of the securities sold short, and (ii) the amount deposited therein, plus the amount deposited with the broker, will not be less than the market value of the securities at the time they were sold short. No more than 25% of the value of the Fund's total net assets will be, when added together, (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; (ii) allocated to segregated accounts in connection with short sales; and/or (iii) equal to the aggregate exercise prices of outstanding options written by the Fund.

      The Fund's ability to make short sales may be further limited by a requirement applicable to "regulated investment companies" under Subchapter M of the Internal Revenue Code that no more than 30% of the Fund's gross income in any year may be the result of gains from the sale of property held for the less than three months.

EXHIBITS AND PART C OF N-1A REGISTRATION STATEMENT

                            THE HOMESTATE GROUP

Item 24.  Financial Statements and Exhibits
     (a.) Financial Statements:

        Included in Part A of this Registration Statement For the HomeState
		Pennsylvania Growth Fund and the HomeState Select Opportunities
		Fund:

        Financial Highlights for the period October 1, 1992 (Commencement of Operations) to June 30, 1993 and for each of the four years in the period ended June 30, 1997 for the HomeState Pennsylvania Growth Fund and for the period February 18, 1997 (Commencement of Operations) to June 30, 1997 for the HomeState Select Opportunities Fund.(Incorporated by reference to Post-Effective Amendment No. 7 filed August 18, 1997.)

         Included in Part B of this Registration Statement for the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund:

        Investments, for the HomeState Pennsylvania Growth Fund, June 30, 1997* Investments, for the HomeState Select Opportunities Fund, June 30,1997* Statement of Assets and Liabilities, June 30, 1997*
        Statement of Operations, for the fiscal year ended June 30, 1997* Statement of Changes in Net Assets, for the fiscal years ended
        June 30, 1996 and June 30, 1997*
         Financial Highlights for the period October 1, 1992(Commencement of Operations) to June 30, 1993 and for each of the four years in the period ended June 30, 1997 for the HomeState Pennsylvania
        Growth Fund and from inception (February 18, 1997) to the period ended June 30, 1997 for the HomeState Select Opportunities Fund.*
        Notes to Financial Statements*

        * Incorporated by reference to Post-Effective Amendment No. 7 filed August 18, 1997.

(b.) Exhibits:

     1a. The  HomeState  Group's (the "Registrant") Declaration  of  Trust,
         dated August 26, 1992, Addendum to the Declaration of Trust dated November 21, 1996 and Joinder of Additional Trustees. (Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)
     1b. Amendment to the Declaration of Trust
     2.  None
     3.  None
     4.  Form of Certificate of Common Stock (Incorporated by reference  to
         Exhibit 4 to Pre-Effective Amendment No. 3 to this Registration Statement filed on September 25, 1992.)
     5. (a) Investment Advisory Agreement between the Registrant, on behalf of the HomeState Pennsylvania Growth Fund, and Emerald Advisers, Inc. dated September 1, 1992. (Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)
         (b) Investment Advisory Agreement between the Registrant, on behalf of the HomeState Select Opportunities Fund, and Emerald Advisers, Inc. to be dated February 1, 1997. (Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)
         (c) Investment Advisory Agreement between the Registrant, on behalf of the HomeState Year 2000 ("Y2K") Fund, and Emerald Advisers, Inc. dated September 11, 1997.

     6. (a) Distribution Agreement between the Registrant and Rodney Square Distributors, Inc. dated November 20, 1995. (Incorporated by reference, excluding Schedule A thereto which is hereby furnished, to Exhibit 6(a) to Post Effective Amendment No. 4 to this Registration Statement filed on October 3, 1996.)
         (b) Form of Selected Dealer Agreement. (Incorporated by reference to Exhibit 6(b) to Post Effective Amendment No. 4 to this Registration Statement filed on October 3, 1996.)
     7.  None
     8.  Custody Agreement between the Registrant (The HomeState Group)
         and Wilmington Trust Company dated September 11, 1997.
     9. (a) Transfer Agency Agreement between the Registrant and Rodney Square Management Corporation dated November 20, 1995. (Incorporated by reference, excluding Schedule A thereto which is hereby furnished, to Exhibit 9(a) to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)
         (b) Accounting Services Agreement between the Registrant and Rodney Square Management Corporation dated November 20, 1995. (Incorporated by reference, excluding Schedule A thereto which is hereby furnished, to Exhibit 9(b) to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)
         (c) Administration Agreement between the Registrant and Rodney Square Management Corporation dated November 20, 1995. (Incorporated by reference, excluding Schedule A thereto which is hereby furnished, to Exhibit 9(c) to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)
     10. None.
     11. None.
     12. None.
     13. Subscription Agreement. (Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 3 to this Registration Statement filed on September 25, 1992.)
     14. None.
     15. (a) Rule 12b-1 Plan for The HomeState Pennsylvania Growth Fund. (Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)
         (b) Rule 12b-1 Plan for The HomeState Select Opportunities Fund. (Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)
         (c) Rule 12b-1 Plan for The HomeState Year 2000 ("Y2K") Fund.
     16. Schedule for Computation of Performance Quotation. (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)
     17. Financial Data Schedule.(Incorporated by reference to Exhibit 17 to Post Effective Amendment No. 7 filed on August 18, 1997.)
     18. None.

Item 25.  Persons controlled by or Under Common Control with Registrant

None

Item 26.  Number of Holders of Securities
                                           Number of Record Holders
  Title of Series                            as of June 30, 1997
  ---------------                            ------------------
     Shares of Beneficial Interest $.01 par value:

     The HomeState Pennsylvania Growth Fund          5778
     The HomeState Select Opportunities Fund         541

Item 27.  Indemnification
  The Declaration of Trust (filed as Exhibit 1) provides for indemnification of Trustees, as set forth in Section 13 thereof.

  The Registrant's Distribution Agreement (filed as Exhibit 6(a)) provides for indemnification of the principal underwriter against certain losses, as set forth in Section 10 thereof.

     The Registrant has, in effect, directors' and officers' liability policy covering specific types of errors and omissions.

       Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to such provisions of the Declaration of Trust, Distribution Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser investment advisory services for the Registrant and certain other investment advisory clients. Emerald Advisers, Inc. also serves as General Partner to Emerald Partners, L.P., a Pennsylvania-chartered investment limited partnership. As Emerald Advisers, Inc. is a wholly-owned corporation (incorporated on November 14, 1991), each director and officer of the corporation has held various positions with other companies prior to the founding of Emerald Advisers, Inc. Information as to the directors and officers of Emerald Advisers, Inc. is included in its Form ADV filed on November 14, 1991 and most recently supplemented on August 11, 1997 with the Securities Exchange Commission File No. 801-40263 and is incorporated by reference herein.

Item 29.  Principal Underwriters

         (a)   Investment  Companies  for  which   Rodney   Square
          Distributors, Inc. also acts as principal underwriter:

           The Rodney Square Fund
           The Rodney Square Multi-Manager Fund
           The Rodney Square Strategic Fixed-Income Fund
           The Rodney Square Tax-Exempt Fund
           Brazos Mutual Fund
           Heitman Real Estate Fund, Institutional Class
           Kalmar Pooled Investment Trust
           Kiewit Mutual Fund
           Mallard Fund
           1838 Investment Advisors Funds
           The Olstein Funds

     (b)
(1)                 (2)                               (3)
Name and Principal  Position and Offices with          Position and Offices
Business Address    Rodney Square Distributors, Inc.   with Registrant
-----------------   --------------------------------   ---------------------
Jeffrey O. Stroble     President, Secretary,            None
1105 North Market St.  Treasurer & Director
Wilmington, DE  19890

Martin L. Klopping     Director                         None
Rodney Square North
1100 North Market St.
Wilmington, DE  19890

Neil Curran            Vice President                   None
1105 North Market St.
Wilmington, DE  19890

(c)  None.

Item 30 Location of Accounts and Records

      Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and the records relating to the duties of the Registrant's transfer agent will be maintained by Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001. Records relating to the duties of the Registrant's custodian will be maintained by CoreStates Financial Corp., P.O. Box 7558, Philadelphia, PA 19101-7558.
Item 31.  Management Services

None.

Item 32.  Undertakings

          Registrant hereby undertakes to file a further Post-Effective Amendment to include financial Statements for the HomeState Year 2000 ("Y2K") Fund which need not be certified, within four to six months from the effective date of this Post-Effective Amendment.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of
       Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

                           SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The HomeState Group, has duly caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Lancaster, and State of Pennsylvania on the 15th day of September, 1997.


                                         The HomeState Group
										 -------------------
                                                  Registrant

                                   By:/s/ Scott L. Rhehr
								      ------------------------
                                                  Scott L. Rehr
                                                  President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                                 Trustee,          September 15, 1997
/s/ Scott L Rehr
------------------------
Scott L. Rehr                   President

/s/ Kenneth G. Mertz, II, CFA *      Trustee           September 15, 1997
-------------------------------
Kenneth G. Mertz, II, CFA       Vice President
                             Chief Investment Officer

/s/ Bruce E. Bowen*                 Trustee           September 15, 1997
-------------------
Bruce E. Bowen

/s/ H.J. Zoffer *                 Trustee           September 15, 1997
------------------
H.J. Zoffer

/s/Scott C. Penwell, Esq. *         Trustee           September 15,1997
----------------------
Scott C. Penwell, Esq.

*Pursuant to authority granted in a Power of Attorney

By:/s/ Scott L. Rehr
   -------------------
     Scott L. Rehr
     Attorney-in-Fact

                        POWER OF ATTORNEY
                        -----------------

      The undersigned and trustees of The HomeState Group (the "Trust") hereby appoint Scott L. Rehr as attorney-in-fact and agent, in all capacities, to execute, and to file any of the documents referred to below relating to the Notification of Registration on Form N-8A registering the Trust as an investment company under the Investment Company Act of 1940, as amended, (the "Act") and the Trust's Registration Statement on Form N-1A under the Act and under the Securities Act of 1933, including any and all amendments thereto, covering the registration of the Trust as an investment company and the sale of shares of the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive order rulings. Each of the undersigned grants to the said attorney full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

      The undersigned Trustees hereby execute this Power of Attorney as of the date specified.

       Name                Title                Date
       ----                -----                -----


/s/ Scott L. Rehr
-----------------
Scott L. Rehr              Trustee, President         August 18, 1997


/s/ Kenneth G. Mertz,II    Trustee, Vice President,
-----------------------     Chief Investment Officer  August 18, 1997
Kenneth G. Mertz,II, CFA


/s/ Bruce E. Bowen
---------------------
Bruce E. Bowen            Trustee                    August 18, 1997


/s/ Scott C. Pemwell      Trustee                    August 18, 1997
--------------------
Scott C. Penwell,Esq.


/s/ H.J. Zoffer
-------------------
Dr. H.J. Zoffer           Trustee                    August 18, 1997

                                              File No.   33-48940
                                                File No. 811-6722




               SECURITIES AND EXCHANGE COMMISSION

                     WASHINGTON, D.C. 20549


                            EXHIBITS

                               TO

                            FORM N-1A


                 POST-EFFECTIVE AMENDMENT NO. 8

                    TO REGISTRATION STATEMENT

                              UNDER

                   THE SECURITIES ACT OF 1933


                               AND


                         AMENDMENT NO. 8

                    TO REGISTRATION STATEMENT

                              UNDER

               THE INVESTMENT COMPANY ACT OF 1940




                       THE HOMESTATE GROUP

                              EXHIBIT INDEX

Item 24(b)                                                         Exhibits

         1b     Amendment to Declaration of Trust
         5c     Investment Advisory Agreement
         6a     Schedule A to Distribution Agreement
         8      Custody Agreement
         9a     Schedule A to Transfer Agency Agreement
         9b     Schedule A Accounting Services Agreement
         9c     Schedule A to Administration Agreement
         15c        Rule 12b-1 Plan